BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2022
Security
Shares
Shares Value
Common Stocks
Building Products — 0.0%
AZEK Co., Inc. (The)
(a)
............... 346 $ 8,595
Chemicals — 0.2%
Diversey Holdings Ltd.
(a)
.............. 71,632 542,254
Element Solutions, Inc. ............... 35,892 786,035
1,328,289
Communications Equipment — 0.0%
CommScope Holding Co., Inc.
(a)
......... 13,579 107,003
Electrical Equipment — 0.1%
AMP Plus, Inc. .................... 56,202 456,922
Sensata Technologies Holding plc
(a)
...... 6,628 337,034
793,956
Equity Real Estate Investment Trusts (REITs) — 0.4%
Gaming and Leisure Properties, Inc. ...... 21,702 1,018,475
VICI Properties, Inc. ................. 83,585 2,378,829
3,397,304
Hotels, Restaurants & Leisure — 0.1%
Aramark ......................... 9,944 373,894
IT Services — 0.1%
(a)
Square, Inc., Class A ................ 2,003 271,607
Twilio, Inc., Class A ................. 997 164,315
435,922
Life Sciences Tools & Services — 0.2%
(a)
Avantor, Inc. ...................... 22,646 765,888
Syneos Health, Inc. ................. 10,472 847,708
1,613,596
Media — 0.0%
Clear Channel Outdoor Holdings, Inc.
(a)
.... 106,359 368,002
Metals & Mining — 0.1%
Constellium SE, Class A
(a)
............. 58,591 1,054,638
Oil, Gas & Consumable Fuels — 1.0%
Cheniere Energy, Inc. ................ 5,254 728,467
Chesapeake Energy Corp. ............ 25,782 2,243,034
Diamondback Energy, Inc. ............. 3,062 419,739
DT Midstream, Inc. .................. 8,675 470,706
Energy Transfer LP ................. 206,121 2,306,494
EQT Corp.
(a)
...................... 11,462 394,407
Matador Resources Co. .............. 8,575 454,303
Occidental Petroleum Corp. ............ 2,686 152,404
Pioneer Natural Resources Co. ......... 1,646 411,549
Targa Resources Corp. ............... 8,000 603,760
8,184,863
Road & Rail — 0.1%
Uber Technologies, Inc.
(a)
............. 16,948 604,705
Software — 0.1%
Informatica, Inc., Class A
(a)
............ 31,923 630,160
Total Common Stocks — 2.4%
(Cost: $15,617,979) .............................. 18,900,927
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 2.9%
Bombardier, Inc.
(b)
7.50%, 12/01/24 ................. USD 223 230,247
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
7.50%, 03/15/25 ................. USD 50 $ 50,255
7.13%, 06/15/26 ................. 1,645 1,612,100
7.88%, 04/15/27 ................. 1,128 1,104,442
6.00%, 02/15/28 ................. 1,039 973,792
7.45%, 05/01/34 ................. 201 204,015
BWX Technologies, Inc.
(b)
4.13%, 06/30/28 ................. 457 439,899
4.13%, 04/15/29 ................. 458 440,825
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(b)
741 666,900
Howmet Aerospace, Inc., 5.13%, 10/01/24 . 12 12,420
Rolls-Royce plc, 5.75%, 10/15/27
(b)
...... 1,940 1,991,216
Spirit AeroSystems, Inc.
(b)
5.50%, 01/15/25 ................. 251 251,627
7.50%, 04/15/25 ................. 72 74,596
TransDigm, Inc.
8.00%, 12/15/25
(b)
................ 1,137 1,189,052
6.25%, 03/15/26
(b)
................ 8,533 8,760,319
6.38%, 06/15/26 ................. 135 136,219
7.50%, 03/15/27 ................. 215 221,450
4.63%, 01/15/29 ................. 737 689,073
4.88%, 05/01/29 ................. 1,779 1,667,403
Triumph Group, Inc., 8.88%, 06/01/24
(b)
... 1,604 1,694,145
22,409,995
Airlines — 1.9%
Air Canada, 3.88%, 08/15/26
(b)
......... 978 922,987
American Airlines, Inc.
(b)
11.75%, 07/15/25 ................ 2,345 2,737,764
5.50%, 04/20/26 ................. 608 612,983
5.75%, 04/20/29 ................. 3,207 3,195,071
Delta Air Lines, Inc.
(b)
7.00%, 05/01/25 ................. 170 182,090
4.75%, 10/20/28 ................. 794 800,079
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(b)
............... 489 489,279
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
1,768 1,843,140
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(b)
69 73,058
United Airlines Pass-Through Trust
Series 2020-1, Class B, 4.88%, 01/15/26 86 85,272
Series 2020-1, Class A, 5.88%, 10/15/27 430 444,735
United Airlines, Inc.
(b)
4.38%, 04/15/26 ................. 908 893,177
4.63%, 04/15/29 ................. 2,964 2,818,616
15,098,251
Auto Components — 1.7%
Adient US LLC, 9.00%, 04/15/25
(b)
...... 305 317,200
Allison Transmission, Inc.
(b)
5.88%, 06/01/29 ................. 447 455,703
3.75%, 01/30/31 ................. 358 324,760
Clarios Global LP
(b)
6.75%, 05/15/25 ................. 911 943,368
6.25%, 05/15/26 ................. 1,622 1,668,632
8.50%, 05/15/27 ................. 5,118 5,309,925
Dealer Tire LLC, 8.00%, 02/01/28
(b)
...... 579 580,447
Dornoch Debt Merger Sub, Inc., 6.63%,
10/15/29
(b)
.................... 248 215,629
Goodyear Tire & Rubber Co. (The)
9.50%, 05/31/25 ................. 152 160,935
5.00%, 07/15/29
(b)
................ 263 245,000
5.25%, 07/15/31
(b)
................ 357 330,118
5.63%, 04/30/33 ................. 832 765,440
Icahn Enterprises LP
5.25%, 05/15/27 ................. 784 769,437
4.38%, 02/01/29 ................. 791 725,743
Patrick Industries, Inc., 4.75%, 05/01/29
(b)
.. 126 108,360

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Auto Components (continued)
Tenneco, Inc., 7.88%, 01/15/29
(b)
....... USD 92 $ 96,945
13,017,642
Automobiles — 0.3%
Ford Motor Co.
4.35%, 12/08/26 ................. 82 82,499
3.25%, 02/12/32 ................. 1,426 1,273,603
4.75%, 01/15/43 ................. 167 151,679
5.29%, 12/08/46 ................. 160 155,297
Thor Industries, Inc., 4.00%, 10/15/29
(b)
... 378 331,846
Winnebago Industries, Inc., 6.25%, 07/15/28
(b)
210 212,363
2,207,287
Banks — 0.3%
Banco Espirito Santo SA
(a)(c)(d)
2.63%, 05/08/17 ................. EUR 100 16,041
4.75%, 01/15/18 ................. 100 16,041
4.00%, 01/21/19 ................. 100 16,040
Barclays plc
5.20%, 05/12/26 ................. USD 200 207,952
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%),
4.38%
(e)(f)
.................... 940 827,905
Credit Agricole SA, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
3.24%), 4.75%
(b)(e)(f)
.............. 460 417,418
HSBC Holdings plc
(e)(f)
(USD Swap Rate 5 Year + 3.75%), 6.00% 465 473,138
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.65%),
4.60% ...................... 200 178,500
Intesa Sanpaolo SpA
(b)(f)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.60%),
4.20%, 06/01/32 ............... 320 282,883
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.75%),
4.95%, 06/01/42 ............... 235 201,054
2,636,972
Building Products — 0.8%
(b)
Advanced Drainage Systems, Inc., 5.00%,
09/30/27 ..................... 545 545,779
Cornerstone Building Brands, Inc., 6.13%,
01/15/29 ..................... 757 702,534
CP Atlas Buyer, Inc., 7.00%, 12/01/28 .... 822 700,870
James Hardie International Finance DAC,
5.00%, 01/15/28 ................ 200 196,882
JELD-WEN, Inc.
6.25%, 05/15/25 ................. 245 252,441
4.63%, 12/15/25 ................. 99 95,287
4.88%, 12/15/27 ................. 30 28,725
Masonite International Corp.
5.38%, 02/01/28 ................. 74 74,555
3.50%, 02/15/30 ................. 454 408,033
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/28 ................. 181 174,010
9.75%, 07/15/28 ................. 215 216,881
SRM Escrow Issuer LLC, 6.00%, 11/01/28 .. 1,417 1,397,530
Standard Industries, Inc.
5.00%, 02/15/27 ................. 221 219,073
4.38%, 07/15/30 ................. 1,006 921,451
3.38%, 01/15/31 ................. 191 167,125
Summit Materials LLC, 5.25%, 01/15/29 ... 278 274,525
Victors Merger Corp., 6.38%, 05/15/29 .... 317 259,493
6,635,194
Security
Par (000)
Par (000) Value
Capital Markets — 0.5%
(b)
Aretec Escrow Issuer, Inc., 7.50%, 04/01/29 USD 208 $ 199,861
Blackstone Private Credit Fund, 4.70%,
03/24/25 ..................... 909 922,268
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29 ................ 403 378,820
Credit Suisse Group AG
(e)(f)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.37% ...................... 300 296,121
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%),
5.25% ...................... 405 374,625
Drawbridge Special Opportunities Fund LP,
3.88%, 02/15/26 ................ 250 241,965
MSCI, Inc.
3.63%, 09/01/30 ................. 96 89,989
3.88%, 02/15/31 ................. 125 118,520
3.63%, 11/01/31 ................. 253 238,136
3.25%, 08/15/33 ................. 762 684,895
OWL Rock Core Income Corp., 5.50%,
03/21/25 ..................... 386 385,019
UBS AG, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%), 4.38%
(e)(f)
320 288,800
4,219,019
Chemicals — 2.3%
Ashland LLC, 3.38%, 09/01/31
(b)
........ 693 611,572
Axalta Coating Systems LLC
(b)
4.75%, 06/15/27 ................. 828 796,573
3.38%, 02/15/29 ................. 787 691,931
Chemours Co. (The), 5.75%, 11/15/28
(b)
... 186 180,721
Diamond BC BV, 4.63%, 10/01/29
(b)
...... 739 663,252
Element Solutions, Inc., 3.88%, 09/01/28
(b)
. 3,910 3,650,963
EverArc Escrow SARL, 5.00%, 10/30/29
(b)
.. 1,242 1,134,877
Gates Global LLC, 6.25%, 01/15/26
(b)
..... 574 574,537
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(b)
.................... 534 540,675
HB Fuller Co., 4.25%, 10/15/28 ........ 165 154,473
Herens Midco SARL, 4.75%, 05/15/28
(b)
... 888 796,296
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
... 849 859,613
Ingevity Corp., 3.88%, 11/01/28
(b)
....... 132 119,306
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(b)(f)
525 509,250
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(b)
.. 253 235,379
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
388 369,570
NOVA Chemicals Corp., 4.88%, 06/01/24
(b)
. 81 81,911
PMHC II, Inc., 9.00%, 02/15/30
(b)
....... 182 160,160
SCIH Salt Holdings, Inc., 6.63%, 05/01/29
(b)
. 268 240,572
SCIL IV LLC, 5.38%, 11/01/26
(b)
........ 537 494,040
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 ................. 490 427,272
4.38%, 02/01/32 ................. 55 48,708
SPCM SA, 3.13%, 03/15/27
(b)
......... 210 193,200
WR Grace Holdings LLC, 5.63%, 08/15/29
(b)
4,793 4,481,934
18,016,785
Commercial Services & Supplies — 2.8%
Allied Universal Holdco LLC
(b)
6.63%, 07/15/26 ................. 2,500 2,529,575
9.75%, 07/15/27 ................. 1,252 1,294,092
4.63%, 06/01/28 ................. 3,485 3,280,767
6.00%, 06/01/29 ................. 3,330 2,937,610
APi Escrow Corp., 4.75%, 10/15/29
(b)
..... 225 208,969
APi Group DE, Inc., 4.13%, 07/15/29
(b)
.... 277 255,283
APX Group, Inc.
(b)
6.75%, 02/15/27 ................. 455 465,101
5.75%, 07/15/29 ................. 954 870,363
Aramark Services, Inc., 5.00%, 04/01/25
(b)
.. 246 246,472

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Brink's Co. (The), 5.50%, 07/15/25
(b)
..... USD 114 $ 114,893
Clean Harbors, Inc.
(b)
4.88%, 07/15/27 ................. 233 232,418
5.13%, 07/15/29 ................. 199 199,746
Covanta Holding Corp.
4.88%, 12/01/29
(b)
................ 446 425,796
5.00%, 09/01/30 ................. 289 273,828
Garda World Security Corp.
(b)
4.63%, 02/15/27 ................. 690 661,331
9.50%, 11/01/27 ................. 363 372,075
GFL Environmental, Inc.
(b)
4.25%, 06/01/25 ................. 140 139,118
3.75%, 08/01/25 ................. 170 166,889
5.13%, 12/15/26 ................. 673 678,720
4.00%, 08/01/28 ................. 514 472,880
3.50%, 09/01/28 ................. 474 445,013
4.75%, 06/15/29 ................. 990 941,737
4.38%, 08/15/29 ................. 649 599,514
IAA, Inc., 5.50%, 06/15/27
(b)
.......... 274 274,685
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
.................... 170 163,200
Madison IAQ LLC
(b)
4.13%, 06/30/28 ................. 101 93,086
5.88%, 06/30/29 ................. 775 695,562
Nielsen Finance LLC
(b)
5.63%, 10/01/28 ................. 470 473,384
5.88%, 10/01/30 ................. 317 317,792
Prime Security Services Borrower LLC
(b)
5.75%, 04/15/26 ................. 42 42,847
6.25%, 01/15/28 ................. 669 654,680
Stericycle, Inc., 3.88%, 01/15/29
(b)
....... 229 212,970
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
... 1,204 1,137,876
21,878,272
Communications Equipment — 0.9%
Avaya, Inc., 6.13%, 09/15/28
(b)
......... 1,371 1,352,039
Ciena Corp., 4.00%, 01/31/30
(b)
........ 242 232,925
CommScope Technologies LLC, 6.00%,
06/15/25
(b)
.................... 1,233 1,167,787
CommScope, Inc.
(b)
6.00%, 03/01/26 ................. 151 152,750
8.25%, 03/01/27 ................. 342 332,595
7.13%, 07/01/28 ................. 535 483,306
4.75%, 09/01/29 ................. 1,332 1,226,785
Nokia OYJ
4.38%, 06/12/27 ................. 187 189,687
6.63%, 05/15/39 ................. 107 127,464
Viasat, Inc.
(b)
5.63%, 09/15/25 ................. 442 431,688
5.63%, 04/15/27 ................. 147 144,795
6.50%, 07/15/28 ................. 198 190,080
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
... 758 711,324
6,743,225
Construction & Engineering — 0.2%
(b)
Arcosa, Inc., 4.38%, 04/15/29 ......... 676 641,355
Brand Industrial Services, Inc., 8.50%, 07/15/25 361 335,759
Dycom Industries, Inc., 4.50%, 04/15/29 ... 190 179,075
MasTec, Inc., 4.50%, 08/15/28 ......... 318 315,066
1,471,255
Consumer Finance — 1.4%
American Express Co., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 2.85%), 3.55%
(e)(f)
.............. 1,505 1,371,507
Castlelake Aviation Finance DAC, 5.00%,
04/15/27
(b)
.................... 167 149,047
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Ford Motor Credit Co. LLC
3.81%, 01/09/24 ................. USD 200 $ 199,675
4.69%, 06/09/25 ................. 200 201,432
5.13%, 06/16/25 ................. 548 558,960
4.13%, 08/04/25 ................. 296 295,667
3.38%, 11/13/25 ................. 200 195,489
4.39%, 01/08/26 ................. 475 473,770
2.70%, 08/10/26 ................. 607 564,516
4.27%, 01/09/27 ................. 200 197,252
4.13%, 08/17/27 ................. 400 390,980
3.82%, 11/02/27 ................. 200 189,500
2.90%, 02/16/28 ................. 585 528,694
5.11%, 05/03/29 ................. 303 304,797
4.00%, 11/13/30 ................. 911 857,888
3.63%, 06/17/31 ................. 200 180,655
Global Aircraft Leasing Co. Ltd.
(b)(g)
Series 2021, 6.50%, (6.50% Cash or 7.25%
PIK), 09/15/24
(f)
................ 389 353,420
6.50%, (6.50% Cash or 7.25% PIK),
09/15/24 .................... 273 247,908
Navient Corp.
6.13%, 03/25/24 ................. 150 152,625
5.88%, 10/25/24 ................. 49 49,987
5.50%, 03/15/29 ................. 617 574,581
OneMain Finance Corp.
6.88%, 03/15/25 ................. 227 238,695
7.13%, 03/15/26 ................. 819 875,421
3.50%, 01/15/27 ................. 646 597,550
6.63%, 01/15/28 ................. 155 162,362
5.38%, 11/15/29 ................. 140 136,020
4.00%, 09/15/30 ................. 314 277,105
SLM Corp., 3.13%, 11/02/26 .......... 393 364,508
VistaJet Malta Finance plc, 6.38%, 02/01/30
(b)
381 358,470
11,048,481
Containers & Packaging — 2.2%
ARD Finance SA, 6.50%, 06/30/27
(b)
..... 1,935 1,768,929
Ardagh Metal Packaging Finance USA LLC,
4.00%, 09/01/29
(b)
............... 2,627 2,367,321
Ardagh Packaging Finance plc
(b)
4.13%, 08/15/26 ................. 801 771,704
4.75%, 07/15/27 ................. GBP 100 119,641
5.25%, 08/15/27 ................. USD 2,427 2,243,458
Ball Corp.
2.88%, 08/15/30 ................. 71 63,655
3.13%, 09/15/31 ................. 841 751,601
Canpack SA, 3.13%, 11/01/25
(b)
........ 211 194,648
Clydesdale Acquisition Holdings, Inc.
(b)
6.63%, 04/15/29 ................. 860 869,675
8.75%, 04/15/30 ................. 726 683,348
Crown Americas LLC, 4.25%, 09/30/26 ... 275 275,687
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 78 88,019
Graphic Packaging International LLC
(b)
4.75%, 07/15/27 ................. 128 129,280
3.50%, 03/15/28 ................. 15 14,100
3.50%, 03/01/29 ................. 59 54,280
Intertape Polymer Group, Inc., 4.38%,
06/15/29
(b)
.................... 274 282,220
LABL, Inc., 5.88%, 11/01/28
(b)
......... 587 550,312
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(b)
............... 389 387,455
Sealed Air Corp.
(b)
5.13%, 12/01/24 ................. 20 20,761
4.00%, 12/01/27 ................. 143 139,425
Silgan Holdings, Inc., 4.13%, 02/01/28 .... 3 2,880

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Trivium Packaging Finance BV
(b)(h)
5.50%, 08/15/26 ................. USD 1,316 $ 1,310,578
8.50%, 08/15/27 ................. 4,176 4,155,120
17,244,097
Distributors — 0.1%
(b)
American Builders & Contractors Supply Co.,
Inc.
4.00%, 01/15/28 ................. 220 211,352
3.88%, 11/15/29 ................. 97 90,453
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 216 203,515
505,320
Diversified Consumer Services — 0.7%
Graham Holdings Co., 5.75%, 06/01/26
(b)
.. 105 107,830
Metis Merger Sub LLC, 6.50%, 05/15/29
(b)
.. 427 401,828
Service Corp. International
5.13%, 06/01/29 ................. 89 90,565
3.38%, 08/15/30 ................. 279 251,346
4.00%, 05/15/31 ................. 990 921,027
Sotheby's
(b)
7.38%, 10/15/27 ................. 2,284 2,339,022
5.88%, 06/01/29 ................. 1,375 1,330,312
5,441,930
Diversified Financial Services — 0.7%
(b)
Jefferies Finance LLC, 5.00%, 08/15/28 ... 665 636,724
MPH Acquisition Holdings LLC, 5.50%,
09/01/28 ..................... 519 497,521
Sabre GLBL, Inc.
9.25%, 04/15/25 ................. 781 865,844
7.38%, 09/01/25 ................. 395 412,471
Shift4 Payments LLC, 4.63%, 11/01/26 .... 636 618,510
Verscend Escrow Corp., 9.75%, 08/15/26 .. 2,393 2,488,720
5,519,790
Diversified Telecommunication Services — 6.5%
Altice France Holding SA
(b)
10.50%, 05/15/27 ................ 4,037 4,224,741
6.00%, 02/15/28 ................. 1,263 1,089,337
Altice France SA
(b)
8.13%, 02/01/27 ................. 222 228,911
5.50%, 01/15/28 ................. 900 834,030
5.13%, 01/15/29 ................. 614 550,040
5.13%, 07/15/29 ................. 3,089 2,768,516
5.50%, 10/15/29 ................. 1,387 1,244,527
CCO Holdings LLC
5.00%, 02/01/28
(b)
................ 316 312,682
5.38%, 06/01/29
(b)
................ 162 162,000
4.75%, 03/01/30
(b)
................ 823 790,278
4.50%, 08/15/30
(b)
................ 834 782,536
4.25%, 02/01/31
(b)
................ 1,463 1,327,673
4.75%, 02/01/32
(b)
................ 559 520,563
4.50%, 05/01/32 ................. 1,119 1,023,549
4.50%, 06/01/33
(b)
................ 424 380,540
4.25%, 01/15/34
(b)
................ 3,033 2,634,145
Consolidated Communications, Inc., 6.50%,
10/01/28
(b)
.................... 800 737,120
Frontier Communications Corp.
(b)
5.88%, 10/15/27 ................. 1,083 1,075,744
5.00%, 05/01/28 ................. 1,613 1,548,480
6.75%, 05/01/29 ................. 799 767,040
Frontier Communications Holdings LLC, 6.00%,
01/15/30
(b)
.................... 1,211 1,120,175
Iliad Holding SAS
(b)
6.50%, 10/15/26 ................. 2,100 2,105,670
7.00%, 10/15/28 ................. 865 866,280
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Level 3 Financing, Inc.
(b)
4.25%, 07/01/28 ................. USD 928 $ 851,911
3.63%, 01/15/29 ................. 284 248,500
3.75%, 07/15/29 ................. 343 303,977
Lumen Technologies, Inc.
5.13%, 12/15/26
(b)
................ 674 641,985
4.00%, 02/15/27
(b)
................ 984 916,434
4.50%, 01/15/29
(b)
................ 1,607 1,382,012
5.38%, 06/15/29
(b)
................ 1,320 1,175,625
Series P, 7.60%, 09/15/39 .......... 51 48,980
Series U, 7.65%, 03/15/42 .......... 439 423,635
Sable International Finance Ltd., 5.75%,
09/07/27
(b)
.................... 200 201,390
Sprint Capital Corp.
6.88%, 11/15/28 ................. 2,020 2,340,554
8.75%, 03/15/32 ................. 3,063 4,125,861
Switch Ltd.
(b)
3.75%, 09/15/28 ................. 554 537,239
4.13%, 06/15/29 ................. 1,694 1,666,472
Telecom Italia Capital SA
6.38%, 11/15/33 ................. 408 389,938
6.00%, 09/30/34 ................. 739 694,712
7.20%, 07/18/36 ................. 201 195,472
7.72%, 06/04/38 ................. 544 554,774
Zayo Group Holdings, Inc.
(b)
4.00%, 03/01/27 ................. 2,905 2,673,268
6.13%, 03/01/28 ................. 5,207 4,660,265
51,127,581
Electric Utilities — 0.9%
Edison International, Series B, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.90%), 5.00%
(e)(f)
........... 385 361,322
FirstEnergy Corp.
2.65%, 03/01/30 ................. 512 464,842
Series B, 2.25%, 09/01/30 .......... 38 33,630
Series C, 7.38%, 11/15/31 .......... 722 890,486
Series C, 3.40%, 03/01/50 .......... 1,582 1,332,503
FirstEnergy Transmission LLC
(b)
5.45%, 07/15/44 ................. 834 909,228
4.55%, 04/01/49 ................. 652 622,914
NextEra Energy Operating Partners LP, 4.25%,
09/15/24
(b)
.................... 13 13,097
NRG Energy, Inc.
5.75%, 01/15/28 ................. 8 8,131
3.63%, 02/15/31
(b)
................ 501 440,675
3.88%, 02/15/32
(b)
................ 479 421,520
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
.................... 897 882,478
PG&E Corp., 5.25%, 07/01/30 ......... 273 264,783
Vistra Operations Co. LLC, 4.38%, 05/01/29
(b)
455 429,975
7,075,584
Electrical Equipment — 0.3%
(b)
Sensata Technologies BV
5.63%, 11/01/24 ................. 187 193,311
4.00%, 04/15/29 ................. 234 222,822
Vertiv Group Corp., 4.13%, 11/15/28 ..... 2,025 1,848,045
2,264,178
Electronic Equipment, Instruments & Components — 0.3%
(b)
II-VI, Inc., 5.00%, 12/15/29 ........... 746 729,215
Sensata Technologies, Inc.
4.38%, 02/15/30 ................. 1,288 1,231,772
3.75%, 02/15/31 ................. 408 377,400
2,338,387

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Energy Equipment & Services — 0.7%
Archrock Partners LP
(b)
6.88%, 04/01/27 ................. USD 259 $ 261,906
6.25%, 04/01/28 ................. 1,589 1,566,102
ChampionX Corp., 6.38%, 05/01/26 ...... 122 124,440
Nabors Industries Ltd.
(b)
7.25%, 01/15/26 ................. 122 122,000
7.50%, 01/15/28 ................. 314 306,150
Nabors Industries, Inc., 7.38%, 05/15/27
(b)
.. 560 581,700
Tervita Corp., 11.00%, 12/01/25
(b)
....... 125 141,580
Transocean, Inc., 11.50%, 01/30/27
(b)
..... 241 248,833
USA Compression Partners LP
6.88%, 04/01/26 ................. 794 801,146
6.88%, 09/01/27 ................. 854 857,279
Weatherford International Ltd.
(b)
6.50%, 09/15/28 ................. 30 31,012
8.63%, 04/30/30 ................. 474 481,276
5,523,424
Entertainment — 1.4%
(b)
AMC Entertainment Holdings, Inc.
10.00%, 06/15/26 ................ 809 726,853
7.50%, 02/15/29 ................. 506 491,708
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29 ..................... 1,232 1,187,340
Live Nation Entertainment, Inc.
4.88%, 11/01/24 ................. 59 59,236
6.50%, 05/15/27 ................. 1,293 1,377,071
4.75%, 10/15/27 ................. 169 164,775
3.75%, 01/15/28 ................. 478 449,263
Magallanes, Inc.
5.14%, 03/15/52 ................. 3,399 3,477,499
5.39%, 03/15/62 ................. 2,039 2,106,446
Playtika Holding Corp., 4.25%, 03/15/29 ... 1,134 1,046,115
WMG Acquisition Corp., 3.88%, 07/15/30 .. 191 181,927
11,268,233
Equity Real Estate Investment Trusts (REITs) — 2.6%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
.................... 397 370,528
CTR Partnership LP, 3.88%, 06/30/28
(b)
... 338 318,639
Diversified Healthcare Trust, 9.75%, 06/15/25 356 374,690
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
.. 260 239,194
GLP Capital LP, 3.25%, 01/15/32 ....... 105 95,267
HAT Holdings I LLC, 3.38%, 06/15/26
(b)
... 384 364,800
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(b)
...... 852 798,750
Iron Mountain, Inc.
(b)
5.25%, 07/15/30 ................. 312 305,760
5.63%, 07/15/32 ................. 264 260,114
MGM Growth Properties Operating Partnership
LP
5.63%, 05/01/24 ................. 79 81,329
4.50%, 09/01/26 ................. 507 509,535
5.75%, 02/01/27 ................. 351 370,744
4.50%, 01/15/28 ................. 827 833,202
3.88%, 02/15/29
(b)
................ 1,941 1,907,033
MPT Operating Partnership LP
4.63%, 08/01/29 ................. 598 592,020
3.50%, 03/15/31 ................. 2,488 2,310,636
RHP Hotel Properties LP
4.75%, 10/15/27 ................. 1,231 1,184,579
4.50%, 02/15/29
(b)
................ 404 379,760
RLJ Lodging Trust LP
(b)
3.75%, 07/01/26 ................. 258 245,100
4.00%, 09/15/29 ................. 217 200,695
SBA Communications Corp., 3.88%, 02/15/27 611 595,985
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
Service Properties Trust
4.35%, 10/01/24 ................. USD 68 $ 65,450
7.50%, 09/15/25 ................. 676 709,158
5.50%, 12/15/27 ................. 209 201,580
Uniti Group LP
(b)
7.88%, 02/15/25 ................. 188 195,334
4.75%, 04/15/28 ................. 484 456,780
6.50%, 02/15/29 ................. 1,139 1,061,946
6.00%, 01/15/30 ................. 335 301,500
VICI Properties LP
(b)
3.50%, 02/15/25 ................. 292 287,693
4.25%, 12/01/26 ................. 303 301,727
3.75%, 02/15/27 ................. 751 730,348
4.63%, 12/01/29 ................. 1,384 1,380,540
4.13%, 08/15/30 ................. 2,154 2,079,385
20,109,801
Food & Staples Retailing — 0.5%
(b)
Albertsons Cos., Inc.
3.25%, 03/15/26 ................. 707 668,129
4.63%, 01/15/27 ................. 378 365,419
5.88%, 02/15/28 ................. 1,088 1,084,317
4.88%, 02/15/30 ................. 287 279,466
Performance Food Group, Inc., 4.25%,
08/01/29 ..................... 692 630,585
United Natural Foods, Inc., 6.75%, 10/15/28 152 155,800
US Foods, Inc.
6.25%, 04/15/25 ................. 231 236,775
4.75%, 02/15/29 ................. 442 421,557
3,842,048
Food Products — 1.4%
Chobani LLC
(b)
7.50%, 04/15/25 ................. 1,654 1,599,087
4.63%, 11/15/28 ................. 694 640,215
JBS USA LUX SA, 3.75%, 12/01/31
(b)
..... 1,286 1,193,710
Kraft Heinz Foods Co.
6.50%, 02/09/40 ................. 280 333,900
4.88%, 10/01/49 ................. 1,808 1,904,963
5.50%, 06/01/50 ................. 2,027 2,301,719
Lamb Weston Holdings, Inc.
(b)
4.88%, 05/15/28 ................. 20 20,000
4.13%, 01/31/30 ................. 373 348,321
4.38%, 01/31/32 ................. 523 488,597
Pilgrim's Pride Corp.
(b)
4.25%, 04/15/31 ................. 110 101,750
3.50%, 03/01/32 ................. 1,168 1,019,646
Post Holdings, Inc.
(b)
5.75%, 03/01/27 ................. 2 2,010
5.63%, 01/15/28 ................. 165 161,958
5.50%, 12/15/29 ................. 51 49,071
4.63%, 04/15/30 ................. 54 48,625
4.50%, 09/15/31 ................. 75 66,449
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
.. 543 509,063
10,789,084
Gas Utilities — 0.0%
Suburban Propane Partners LP, 5.00%,
06/01/31
(b)
.................... 183 171,563
Health Care Equipment & Supplies — 1.1%
(b)
Avantor Funding, Inc.
4.63%, 07/15/28 ................. 1,142 1,129,438
3.88%, 11/01/29 ................. 974 915,560
Hologic, Inc., 3.25%, 02/15/29 ......... 160 149,403
Mozart Debt Merger Sub, Inc., 5.25%, 10/01/29 3,410 3,170,175

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
Ortho-Clinical Diagnostics, Inc.
7.38%, 06/01/25 ................. USD 907 $ 934,210
7.25%, 02/01/28 ................. 2,136 2,200,080
Teleflex, Inc., 4.25%, 06/01/28 ......... 297 289,204
8,788,070
Health Care Providers & Services — 4.0%
180 Medical, Inc., 3.88%, 10/15/29
(b)
..... 313 295,785
Acadia Healthcare Co., Inc.
(b)
5.50%, 07/01/28 ................. 335 336,675
5.00%, 04/15/29 ................. 202 199,422
AdaptHealth LLC
(b)
6.13%, 08/01/28 ................. 205 203,462
5.13%, 03/01/30 ................. 104 96,590
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
680 632,400
Akumin Escrow, Inc., 7.50%, 08/01/28
(b)
... 119 94,605
Akumin, Inc., 7.00%, 11/01/25
(b)
........ 135 112,050
Cano Health LLC, 6.25%, 10/01/28
(b)
..... 279 267,840
Centene Corp.
4.25%, 12/15/27 ................. 187 187,701
2.45%, 07/15/28 ................. 1,302 1,189,637
4.63%, 12/15/29 ................. 552 556,466
3.00%, 10/15/30 ................. 2,709 2,488,135
2.50%, 03/01/31 ................. 3,316 2,926,470
2.63%, 08/01/31 ................. 863 768,070
Community Health Systems, Inc.
(b)
8.00%, 03/15/26 ................. 2,012 2,095,337
5.63%, 03/15/27 ................. 1,486 1,513,394
6.00%, 01/15/29 ................. 727 734,594
6.88%, 04/15/29 ................. 222 218,115
6.13%, 04/01/30 ................. 615 572,239
DaVita, Inc., 4.63%, 06/01/30
(b)
........ 21 19,610
Encompass Health Corp.
4.50%, 02/01/28 ................. 117 114,660
4.75%, 02/01/30 ................. 807 774,720
4.63%, 04/01/31 ................. 369 345,399
HCA, Inc.
5.63%, 09/01/28 ................. 1,017 1,099,631
5.88%, 02/01/29 ................. 280 306,096
3.50%, 09/01/30 ................. 2,320 2,241,268
4.63%, 03/15/52
(b)
................ 630 634,896
HealthEquity, Inc., 4.50%, 10/01/29
(b)
..... 879 832,852
Legacy LifePoint Health LLC
(b)
6.75%, 04/15/25 ................. 289 298,604
4.38%, 02/15/27 ................. 127 122,694
LifePoint Health, Inc., 5.38%, 01/15/29
(b)
... 666 629,292
ModivCare Escrow Issuer, Inc., 5.00%,
10/01/29
(b)
.................... 179 166,866
ModivCare, Inc., 5.88%, 11/15/25
(b)
...... 313 316,030
Molina Healthcare, Inc.
(b)
4.38%, 06/15/28 ................. 233 230,582
3.88%, 11/15/30 ................. 372 357,120
3.88%, 05/15/32 ................. 452 429,829
Option Care Health, Inc., 4.38%, 10/31/29
(b)
. 299 280,312
Owens & Minor, Inc., 6.63%, 04/01/30
(b)
... 322 331,341
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(b)
.................... 765 784,117
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(b)
............... 173 180,967
Surgery Center Holdings, Inc.
(b)
6.75%, 07/01/25 ................. 1,130 1,125,762
10.00%, 04/15/27 ................ 1,060 1,113,000
Tenet Healthcare Corp.
(b)
4.63%, 09/01/24 ................. 406 408,779
4.88%, 01/01/26 ................. 534 538,673
6.25%, 02/01/27 ................. 180 184,787
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
5.13%, 11/01/27 ................. USD 1,264 $ 1,269,947
4.63%, 06/15/28 ................. 96 94,200
6.13%, 10/01/28 ................. 405 411,581
4.25%, 06/01/29 ................. 205 196,544
Vizient, Inc., 6.25%, 05/15/27
(b)
........ 277 285,310
31,614,456
Health Care Technology — 0.1%
IQVIA, Inc.
(b)
5.00%, 10/15/26 ................. 298 303,215
5.00%, 05/15/27 ................. 226 228,496
531,711
Hotels, Restaurants & Leisure — 5.8%
1011778 BC ULC
(b)
3.88%, 01/15/28 ................. 509 482,295
4.38%, 01/15/28 ................. 1,156 1,109,760
4.00%, 10/15/30 ................. 86 77,575
Affinity Gaming, 6.88%, 12/15/27
(b)
...... 272 264,520
Aramark International Finance SARL, 3.13%,
04/01/25
(d)
.................... EUR 506 545,430
Boyd Gaming Corp.
8.63%, 06/01/25
(b)
................ USD 256 268,892
4.75%, 12/01/27 ................. 454 451,730
4.75%, 06/15/31
(b)
................ 715 689,081
Boyne USA, Inc., 4.75%, 05/15/29
(b)
..... 599 575,040
Caesars Entertainment, Inc.
(b)
6.25%, 07/01/25 ................. 2,249 2,321,958
4.63%, 10/15/29 ................. 2,035 1,902,725
Carnival Corp.
(b)
10.50%, 02/01/26 ................ 1,290 1,434,364
5.75%, 03/01/27 ................. 2,605 2,484,297
9.88%, 08/01/27 ................. 792 875,413
4.00%, 08/01/28 ................. 3,990 3,710,700
6.00%, 05/01/29 ................. 1,405 1,323,988
CCM Merger, Inc., 6.38%, 05/01/26
(b)
..... 291 293,910
CDI Escrow Issuer, Inc., 5.75%, 04/01/30
(b)
. 1,308 1,321,080
Cedar Fair LP
5.50%, 05/01/25
(b)
................ 1,350 1,386,335
6.50%, 10/01/28 ................. 87 88,523
Churchill Downs, Inc.
(b)
5.50%, 04/01/27 ................. 224 226,540
4.75%, 01/15/28 ................. 461 447,170
Colt Merger Sub, Inc.
(b)
5.75%, 07/01/25 ................. 417 425,584
8.13%, 07/01/27 ................. 2,691 2,883,285
Fertitta Entertainment LLC
(b)
4.63%, 01/15/29 ................. 526 498,385
6.75%, 01/15/30 ................. 1,295 1,191,361
Hilton Domestic Operating Co., Inc.
5.75%, 05/01/28
(b)
................ 321 332,107
4.88%, 01/15/30 ................. 447 445,992
4.00%, 05/01/31
(b)
................ 1,328 1,253,300
IRB Holding Corp., 7.00%, 06/15/25
(b)
.... 232 241,280
Life Time, Inc.
(b)
5.75%, 01/15/26 ................. 567 566,427
8.00%, 04/15/26 ................. 364 363,420
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
408 409,020
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
412 364,620
Merlin Entertainments Ltd., 5.75%, 06/15/26
(b)
200 197,450
MGM Resorts International
6.00%, 03/15/23 ................. 308 314,991
5.75%, 06/15/25 ................. 41 42,026
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
.................... 485 447,102

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
NCL Corp. Ltd.
(b)
5.88%, 03/15/26 ................. USD 822 $ 781,031
7.75%, 02/15/29 ................. 241 242,673
NCL Finance Ltd., 6.13%, 03/15/28
(b)
..... 681 631,522
Peninsula Pacific Entertainment LLC, 8.50%,
11/15/27
(b)
.................... 438 484,538
Penn National Gaming, Inc., 4.13%, 07/01/29
(b)
154 137,861
Powdr Corp., 6.00%, 08/01/25
(b)
........ 344 351,740
Premier Entertainment Sub LLC
(b)
5.63%, 09/01/29 ................. 214 183,922
5.88%, 09/01/31 ................. 239 204,023
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
. 371 356,346
Royal Caribbean Cruises Ltd.
(b)
10.88%, 06/01/23 ................ 150 159,612
9.13%, 06/15/23 ................. 275 286,344
11.50%, 06/01/25 ................ 216 237,354
5.50%, 08/31/26 ................. 241 234,204
5.38%, 07/15/27 ................. 885 850,290
5.50%, 04/01/28 ................. 928 884,671
Scientific Games International, Inc.
8.63%, 07/01/25
(b)
................ 332 349,015
3.38%, 02/15/26
(d)
................ EUR 500 560,186
8.25%, 03/15/26
(b)
................ USD 1,011 1,052,704
7.00%, 05/15/28
(b)
................ 256 265,343
7.25%, 11/15/29
(b)
................ 193 202,167
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
908 947,725
Station Casinos LLC
(b)
4.50%, 02/15/28 ................. 392 371,806
4.63%, 12/01/31 ................. 633 579,005
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
..... 249 257,187
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
.................... 379 345,933
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
.................... 227 218,488
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
.. 483 467,303
Wynn Resorts Finance LLC
(b)
7.75%, 04/15/25 ................. 320 332,051
5.13%, 10/01/29 ................. 1,224 1,152,090
Yum! Brands, Inc.
7.75%, 04/01/25
(b)
................ 420 436,275
4.75%, 01/15/30
(b)
................ 10 9,806
5.35%, 11/01/43 ................. 10 9,725
45,840,616
Household Durables — 0.9%
Ashton Woods USA LLC
(b)
6.63%, 01/15/28 ................. 116 118,848
4.63%, 08/01/29 ................. 208 183,421
4.63%, 04/01/30 ................. 325 283,130
Brookfield Residential Properties, Inc.
(b)
5.00%, 06/15/29 ................. 418 379,548
4.88%, 02/15/30 ................. 307 274,555
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
615 631,912
Installed Building Products, Inc., 5.75%,
02/01/28
(b)
.................... 205 199,875
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(b)
.................... 521 537,933
Mattamy Group Corp.
(b)
5.25%, 12/15/27 ................. 246 242,824
4.63%, 03/01/30 ................. 262 246,099
Meritage Homes Corp., 5.13%, 06/06/27 ... 240 242,388
New Home Co., Inc. (The), 7.25%, 10/15/25
(b)
118 114,085
Newell Brands, Inc., 6.00%, 04/01/46
(h)
.... 234 244,530
Picasso Finance Sub, Inc., 6.13%, 06/15/25
(b)
421 427,841
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(b)
620 535,804
Security
Par (000)
Par (000) Value
Household Durables (continued)
Taylor Morrison Communities, Inc.
(b)
5.88%, 06/15/27 ................. USD 161 $ 167,440
5.13%, 08/01/30 ................. 49 47,897
Tempur Sealy International, Inc.
(b)
4.00%, 04/15/29 ................. 536 486,862
3.88%, 10/15/31 ................. 619 530,793
Toll Brothers Finance Corp., 4.35%, 02/15/28 22 22,103
TRI Pointe Group, Inc., 5.88%, 06/15/24 ... 123 127,763
TRI Pointe Homes, Inc.
5.25%, 06/01/27 ................. 385 382,272
5.70%, 06/15/28 ................. 91 90,844
Williams Scotsman International, Inc., 4.63%,
08/15/28
(b)
.................... 513 500,175
7,018,942
Household Products — 0.2%
Central Garden & Pet Co.
4.13%, 10/15/30 ................. 564 509,010
4.13%, 04/30/31
(b)
................ 386 347,400
Energizer Holdings, Inc.
(b)
6.50%, 12/31/27 ................. 269 266,310
4.75%, 06/15/28 ................. 43 39,056
4.38%, 03/31/29 ................. 31 27,140
Spectrum Brands, Inc.
(b)
5.00%, 10/01/29 ................. 346 325,489
5.50%, 07/15/30 ................. 244 234,240
3.88%, 03/15/31 ................. 67 59,107
1,807,752
Independent Power and Renewable Electricity Producers
— 0.4%
(b)
Calpine Corp.
5.25%, 06/01/26 ................. 44 44,220
4.50%, 02/15/28 ................. 4 3,902
5.13%, 03/15/28 ................. 1,916 1,825,143
4.63%, 02/01/29 ................. 184 169,280
5.00%, 02/01/31 ................. 126 114,660
3.75%, 03/01/31 ................. 4 3,581
Clearway Energy Operating LLC
4.75%, 03/15/28 ................. 308 309,334
3.75%, 01/15/32 ................. 588 540,960
3,011,080
Insurance — 2.4%
(b)
Acrisure LLC, 6.00%, 08/01/29 ......... 447 413,310
Alliant Holdings Intermediate LLC
4.25%, 10/15/27 ................. 3,385 3,255,930
6.75%, 10/15/27 ................. 4,282 4,230,359
5.88%, 11/01/29 ................. 2,696 2,591,530
AmWINS Group, Inc., 4.88%, 06/30/29 .... 541 519,371
Ardonagh Midco 2 plc, 11.50%, (11.50% Cash
or 12.75% PIK), 01/15/27
(g)
......... 241 248,786
BroadStreet Partners, Inc., 5.88%, 04/15/29 107 99,777
GTCR AP Finance, Inc., 8.00%, 05/15/27 .. 508 513,918
Highlands Holdings Bond Issuer Ltd., 7.63%,
10/15/25 ..................... 14 13,750
HUB International Ltd.
7.00%, 05/01/26 ................. 1,031 1,042,913
5.63%, 12/01/29 ................. 118 112,690
NFP Corp.
4.88%, 08/15/28 ................. 1,319 1,259,645
6.88%, 08/15/28 ................. 4,419 4,220,145
Ryan Specialty Group LLC, 4.38%, 02/01/30 314 296,730
18,818,854

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Interactive Media & Services — 0.2%
(b)
Rackspace Technology Global, Inc., 5.38%,
12/01/28 ..................... USD 136 $ 118,000
Twitter, Inc.
3.88%, 12/15/27 ................. 668 648,795
5.00%, 03/01/30 ................. 582 579,090
1,345,885
Internet & Direct Marketing Retail — 0.2%
(b)
ANGI Group LLC, 3.88%, 08/15/28 ...... 411 348,174
Go Daddy Operating Co. LLC
5.25%, 12/01/27 ................. 82 82,374
3.50%, 03/01/29 ................. 252 231,706
Match Group Holdings II LLC
4.63%, 06/01/28 ................. 82 79,437
5.63%, 02/15/29 ................. 164 162,936
4.13%, 08/01/30 ................. 368 344,842
3.63%, 10/01/31 ................. 257 229,870
1,479,339
IT Services — 1.6%
Acuris Finance US, Inc., 5.00%, 05/01/28
(b)
. 1,010 927,937
Ahead DB Holdings LLC, 6.63%, 05/01/28
(b)
216 192,979
Arches Buyer, Inc., 4.25%, 06/01/28
(b)
.... 188 175,378
Black Knight InfoServ LLC, 3.63%, 09/01/28
(b)
602 570,515
Booz Allen Hamilton, Inc.
(b)
3.88%, 09/01/28 ................. 464 447,894
4.00%, 07/01/29 ................. 1,190 1,161,964
CA Magnum Holdings, 5.38%, 10/31/26
(b)
.. 1,259 1,227,525
Cablevision Lightpath LLC
(b)
3.88%, 09/15/27 ................. 276 258,060
5.63%, 09/15/28 ................. 855 780,187
Endurance International Group Holdings, Inc.,
6.00%, 02/15/29
(b)
............... 217 187,169
Gartner, Inc.
(b)
4.50%, 07/01/28 ................. 256 255,039
3.75%, 10/01/30 ................. 667 626,146
ION Trading Technologies SARL, 5.75%,
05/15/28
(b)
.................... 585 563,794
Northwest Fiber LLC
(b)
4.75%, 04/30/27 ................. 1,482 1,407,159
6.00%, 02/15/28 ................. 844 740,865
10.75%, 06/01/28 ................ 149 155,334
Square, Inc., 3.50%, 06/01/31
(b)
........ 1,772 1,621,380
Tempo Acquisition LLC, 5.75%, 06/01/25
(b)
. 314 316,748
Twilio, Inc., 3.88%, 03/15/31 .......... 740 687,843
12,303,916
Leisure Products — 0.2%
Mattel, Inc.
5.88%, 12/15/27
(b)
................ 146 152,731
3.75%, 04/01/29
(b)
................ 202 194,368
6.20%, 10/01/40 ................. 486 559,058
5.45%, 11/01/41 ................. 721 767,504
1,673,661
Life Sciences Tools & Services — 0.3%
(b)
Charles River Laboratories International, Inc.
4.25%, 05/01/28 ................. 336 328,440
3.75%, 03/15/29 ................. 66 62,250
4.00%, 03/15/31 ................. 196 183,995
PRA Health Sciences, Inc., 2.88%, 07/15/26 817 777,425
Syneos Health, Inc., 3.63%, 01/15/29 .... 878 811,052
2,163,162
Machinery — 1.1%
Amsted Industries, Inc., 5.63%, 07/01/27
(b)
. 230 230,575
ATS Automation Tooling Systems, Inc., 4.13%,
12/15/28
(b)
.................... 188 176,720
Security
Par (000)
Par (000) Value
Machinery (continued)
Clark Equipment Co., 5.88%, 06/01/25
(b)
... USD 118 $ 119,032
Colfax Corp., 6.38%, 02/15/26
(b)
........ 238 245,506
EnPro Industries, Inc., 5.75%, 10/15/26 ... 568 581,391
GrafTech Finance, Inc., 4.63%, 12/15/28
(b)
.. 241 224,111
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(b)(g)
........ 478 497,120
Meritor, Inc., 4.50%, 12/15/28
(b)
........ 122 122,311
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
210 198,918
OT Merger Corp., 7.88%, 10/15/29
(b)
..... 258 223,170
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(b)
.................... 272 253,640
Stevens Holding Co., Inc., 6.13%, 10/01/26
(b)
457 471,958
Terex Corp., 5.00%, 05/15/29
(b)
........ 625 599,044
Titan Acquisition Ltd., 7.75%, 04/15/26
(b)
... 1,127 1,119,872
Titan International, Inc., 7.00%, 04/30/28 .. 115 115,369
TK Elevator Holdco GmbH, 7.63%, 07/15/28
(b)
720 713,700
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
2,248 2,223,339
Wabash National Corp., 4.50%, 10/15/28
(b)
. 442 397,800
8,513,576
Marine — 0.1%
Seaspan Corp., 5.50%, 08/01/29
(b)
...... 672 629,160
Media — 6.1%
Advantage Sales & Marketing, Inc., 6.50%,
11/15/28
(b)
.................... 187 176,982
Altice Financing SA
(b)
5.00%, 01/15/28 ................. 1,238 1,109,682
5.75%, 08/15/29 ................. 3,062 2,783,618
AMC Networks, Inc.
5.00%, 04/01/24 ................. 27 26,933
4.75%, 08/01/25 ................. 71 70,748
4.25%, 02/15/29 ................. 242 225,833
Block Communications, Inc., 4.88%, 03/01/28
(b)
231 222,915
Cable One, Inc.
1.13%, 03/15/28
(i)
................ 419 374,586
4.00%, 11/15/30
(b)
................ 114 105,133
Charter Communications Operating LLC
5.25%, 04/01/53 ................. 541 544,648
5.50%, 04/01/63 ................. 541 544,204
Clear Channel International BV, 6.63%,
08/01/25
(b)
.................... 1,185 1,205,738
Clear Channel Outdoor Holdings, Inc.
(b)
5.13%, 08/15/27 ................. 2,645 2,616,407
7.75%, 04/15/28 ................. 1,744 1,753,121
7.50%, 06/01/29 ................. 3,320 3,312,879
CSC Holdings LLC
(b)
5.75%, 01/15/30 ................. 895 796,550
4.13%, 12/01/30 ................. 1,555 1,363,525
4.63%, 12/01/30 ................. 1,906 1,593,969
4.50%, 11/15/31 ................. 409 366,574
5.00%, 11/15/31 ................. 229 191,870
Directv Financing LLC, 5.88%, 08/15/27
(b)
.. 954 938,497
DISH DBS Corp.
5.88%, 07/15/22 ................. 131 131,652
5.25%, 12/01/26
(b)
................ 3,779 3,599,498
5.75%, 12/01/28
(b)
................ 2,169 2,052,416
5.13%, 06/01/29 ................. 1,713 1,458,774
DISH Network Corp., 3.38%, 08/15/26
(i)
... 262 235,669
GCI LLC, 4.75%, 10/15/28
(b)
.......... 145 141,558
iHeartCommunications, Inc., 8.38%, 05/01/27 69 71,343
LCPR Senior Secured Financing DAC
(b)
6.75%, 10/15/27 ................. 806 828,004
5.13%, 07/15/29 ................. 1,030 983,336
Liberty Broadband Corp.
(b)(i)
1.25%, 09/30/50 ................. 814 779,405

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Media (continued)
2.75%, 09/30/50 ................. USD 1,415 $ 1,395,578
Midcontinent Communications, 5.38%,
08/15/27
(b)
.................... 307 308,280
Outfront Media Capital LLC
(b)
5.00%, 08/15/27 ................. 496 484,880
4.25%, 01/15/29 ................. 262 243,725
4.63%, 03/15/30 ................. 32 30,120
Radiate Holdco LLC
(b)
4.50%, 09/15/26 ................. 2,282 2,202,130
6.50%, 09/15/28 ................. 4,107 3,883,682
Scripps Escrow II, Inc., 3.88%, 01/15/29
(b)
.. 29 26,948
Sinclair Television Group, Inc., 4.13%,
12/01/30
(b)
.................... 479 427,110
Sirius XM Radio, Inc.
(b)
3.13%, 09/01/26 ................. 634 599,430
4.00%, 07/15/28 ................. 488 463,600
4.13%, 07/01/30 ................. 324 303,319
3.88%, 09/01/31 ................. 1,383 1,258,530
Stagwell Global LLC, 5.63%, 08/15/29
(b)
... 209 197,166
TEGNA, Inc., 4.63%, 03/15/28 ......... 54 53,715
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
............... 400 386,000
Terrier Media Buyer, Inc., 8.88%, 12/15/27
(b)
1,183 1,203,703
Univision Communications, Inc.
(b)
5.13%, 02/15/25 ................. 150 150,126
6.63%, 06/01/27 ................. 198 207,405
UPC Broadband Finco BV, 4.88%, 07/15/31
(b)
882 828,083
Videotron Ltd., 3.63%, 06/15/29
(b)
....... 540 500,683
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
............... 893 857,280
Ziggo Bond Co. BV
(b)
6.00%, 01/15/27 ................. 296 297,850
5.13%, 02/28/30 ................. 275 255,923
Ziggo BV, 4.88%, 01/15/30
(b)
.......... 565 532,077
47,703,410
Metals & Mining — 2.0%
Allegheny Technologies, Inc.
4.88%, 10/01/29 ................. 225 213,230
5.13%, 10/01/31 ................. 253 237,246
Arconic Corp.
(b)
6.00%, 05/15/25 ................. 371 379,533
6.13%, 02/15/28 ................. 578 579,945
Big River Steel LLC, 6.63%, 01/31/29
(b)
... 3,787 3,973,396
Carpenter Technology Corp., 7.63%, 03/15/30 350 358,369
Commercial Metals Co.
4.13%, 01/15/30 ................. 164 153,135
4.38%, 03/15/32 ................. 175 162,531
Constellium SE
(b)
5.63%, 06/15/28 ................. 663 665,791
3.75%, 04/15/29 ................. 2,128 1,909,880
ERO Copper Corp., 6.50%, 02/15/30
(b)
.... 348 339,039
Joseph T Ryerson & Son, Inc., 8.50%,
08/01/28
(b)
.................... 183 198,097
Kaiser Aluminum Corp.
(b)
4.63%, 03/01/28 ................. 763 716,732
4.50%, 06/01/31 ................. 233 210,070
New Gold, Inc.
(b)
6.38%, 05/15/25 ................. 77 76,807
7.50%, 07/15/27 ................. 1,093 1,133,988
Novelis Corp.
(b)
3.25%, 11/15/26 ................. 547 522,538
4.75%, 01/30/30 ................. 1,225 1,189,310
3.88%, 08/15/31 ................. 1,806 1,651,876
United States Steel Corp., 6.88%, 03/01/29 . 940 977,600
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Vedanta Resources Finance II plc, 8.95%,
03/11/25
(b)
.................... USD 220 $ 213,400
15,862,513
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc.
(b)
5.50%, 11/01/23 ................. 50 50,853
4.38%, 01/15/27 ................. 180 174,600
225,453
Multiline Retail — 0.1%
(b)
Macy's Retail Holdings LLC
5.88%, 03/15/30 ................. 106 104,570
6.13%, 03/15/32 ................. 106 104,675
NMG Holding Co., Inc., 7.13%, 04/01/26 ... 757 777,439
986,684
Oil, Gas & Consumable Fuels — 9.5%
Aethon United BR LP, 8.25%, 02/15/26
(b)
... 1,014 1,052,228
Antero Midstream Partners LP
(b)
5.75%, 03/01/27 ................. 157 159,887
5.38%, 06/15/29 ................. 422 421,570
Antero Resources Corp.
(b)
7.63%, 02/01/29 ................. 259 279,961
5.38%, 03/01/30 ................. 158 161,357
Apache Corp.
4.25%, 01/15/30 ................. 594 598,761
5.10%, 09/01/40 ................. 841 847,307
5.25%, 02/01/42 ................. 143 142,285
5.35%, 07/01/49 ................. 251 241,588
Ascent Resources Utica Holdings LLC
(b)
9.00%, 11/01/27 ................. 1,533 2,100,210
5.88%, 06/30/29 ................. 189 186,749
Bonanza Creek Energy, Inc., 5.00%, 10/15/26
(b)
199 197,265
Buckeye Partners LP
4.13%, 03/01/25
(b)
................ 28 27,613
5.85%, 11/15/43 ................. 237 202,028
5.60%, 10/15/44 ................. 308 258,194
Callon Petroleum Co.
6.13%, 10/01/24 ................. 226 224,870
9.00%, 04/01/25
(b)
................ 1,723 1,826,380
6.38%, 07/01/26 ................. 94 93,471
8.00%, 08/01/28
(b)
................ 1,392 1,467,405
Centennial Resource Production LLC, 6.88%,
04/01/27
(b)
.................... 263 264,341
Cheniere Energy Partners LP
4.50%, 10/01/29 ................. 635 638,175
4.00%, 03/01/31 ................. 1,065 1,032,400
3.25%, 01/31/32
(b)
................ 2,606 2,369,610
Cheniere Energy, Inc., 4.63%, 10/15/28 ... 3,608 3,620,087
Chesapeake Energy Corp.
(b)
5.88%, 02/01/29 ................. 32 33,040
6.75%, 04/15/29 ................. 953 1,009,356
CITGO Petroleum Corp.
(b)
7.00%, 06/15/25 ................. 453 455,831
6.38%, 06/15/26 ................. 463 465,857
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
207 193,849
CNX Resources Corp., 6.00%, 01/15/29
(b)
.. 136 137,360
Colgate Energy Partners III LLC
(b)
7.75%, 02/15/26 ................. 239 254,776
5.88%, 07/01/29 ................. 751 774,244
Comstock Resources, Inc.
(b)
7.50%, 05/15/25 ................. 205 208,075
6.75%, 03/01/29 ................. 1,160 1,196,633
5.88%, 01/15/30 ................. 1,110 1,093,683
CQP Holdco LP, 5.50%, 06/15/31
(b)
...... 2,084 2,047,322

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Crescent Energy Finance LLC, 7.25%,
05/01/26
(b)
.................... USD 1,294 $ 1,300,030
Crestwood Midstream Partners LP
(b)
5.63%, 05/01/27 ................. 89 88,185
6.00%, 02/01/29 ................. 64 63,760
8.00%, 04/01/29 ................. 195 208,139
CrownRock LP, 5.63%, 10/15/25
(b)
...... 1,511 1,540,064
DCP Midstream Operating LP
6.45%, 11/03/36
(b)
................ 269 309,955
6.75%, 09/15/37
(b)
................ 581 681,222
5.60%, 04/01/44 ................. 31 32,574
Diamondback Energy, Inc., 4.25%, 03/15/52 505 499,113
DT Midstream, Inc.
(b)
4.13%, 06/15/29 ................. 837 802,520
4.38%, 06/15/31 ................. 1,717 1,644,027
Energy Transfer LP, Series H, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 5.69%), 6.50%
(e)(f)
........... 1,342 1,318,918
EnLink Midstream LLC
5.63%, 01/15/28
(b)
................ 434 442,680
5.38%, 06/01/29 ................. 298 297,255
EnLink Midstream Partners LP
4.40%, 04/01/24 ................. 293 296,826
4.15%, 06/01/25 ................. 27 26,906
4.85%, 07/15/26 ................. 28 28,000
5.60%, 04/01/44 ................. 376 324,300
5.05%, 04/01/45 ................. 45 36,337
5.45%, 06/01/47 ................. 139 117,108
EQM Midstream Partners LP
6.00%, 07/01/25
(b)
................ 418 426,379
4.13%, 12/01/26 ................. 53 50,882
6.50%, 07/01/27
(b)
................ 788 823,097
4.50%, 01/15/29
(b)
................ 272 254,320
4.75%, 01/15/31
(b)
................ 854 798,490
Genesis Energy LP
6.50%, 10/01/25 ................. 63 62,137
7.75%, 02/01/28 ................. 167 167,886
Great Western Petroleum LLC, 12.00%,
09/01/25
(b)
.................... 246 274,290
Gulfport Energy Corp., 8.00%, 05/17/26
(b)
.. 84 86,410
Harbour Energy plc, 5.50%, 10/15/26
(b)
.... 200 197,500
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
. 98 100,095
Hess Midstream Operations LP, 4.25%,
02/15/30
(b)
.................... 491 463,308
Hilcorp Energy I LP, 6.25%, 11/01/28
(b)
.... 76 76,380
ITT Holdings LLC, 6.50%, 08/01/29
(b)
..... 719 664,155
Matador Resources Co., 5.88%, 09/15/26 .. 1,621 1,650,664
MPLX LP, 4.95%, 03/14/52 ........... 977 1,017,134
Murphy Oil Corp.
5.75%, 08/15/25 ................. 74 75,409
5.88%, 12/01/27 ................. 124 126,170
6.37%, 12/01/42
(h)
................ 46 44,089
New Fortress Energy, Inc.
(b)
6.75%, 09/15/25 ................. 1,745 1,755,313
6.50%, 09/30/26 ................. 2,363 2,341,189
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
336 330,520
NGPL PipeCo LLC, 7.77%, 12/15/37
(b)
.... 307 385,293
Northern Oil and Gas, Inc., 8.13%, 03/01/28
(b)
1,293 1,347,073
NuStar Logistics LP
5.75%, 10/01/25 ................. 232 236,350
6.00%, 06/01/26 ................. 311 314,497
6.38%, 10/01/30 ................. 35 35,474
Occidental Petroleum Corp.
6.95%, 07/01/24 ................. 121 129,924
5.50%, 12/01/25 ................. 163 171,525
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.55%, 03/15/26 ................. USD 59 $ 62,540
8.88%, 07/15/30 ................. 185 237,262
6.63%, 09/01/30 ................. 1,487 1,706,332
6.20%, 03/15/40 ................. 1,551 1,721,610
4.50%, 07/15/44 ................. 149 142,390
6.60%, 03/15/46 ................. 71 83,425
4.40%, 04/15/46 ................. 85 80,750
4.40%, 08/15/49 ................. 85 79,900
Parkland Corp., 5.88%, 07/15/27
(b)
...... 418 416,955
PDC Energy, Inc., 6.13%, 09/15/24 ...... 58 58,710
Range Resources Corp.
4.88%, 05/15/25 ................. 163 164,983
4.75%, 02/15/30
(b)
................ 257 255,247
Rockcliff Energy II LLC, 5.50%, 10/15/29
(b)
. 749 749,693
SM Energy Co.
10.00%, 01/15/25
(b)
............... 1,561 1,704,081
5.63%, 06/01/25 ................. 144 143,820
6.75%, 09/15/26 ................. 259 266,323
6.63%, 01/15/27 ................. 234 239,888
6.50%, 07/15/28 ................. 263 271,398
Southwestern Energy Co.
5.38%, 02/01/29 ................. 747 756,338
4.75%, 02/01/32 ................. 347 346,566
Summit Midstream Holdings LLC, 8.50%,
10/15/26
(b)
.................... 223 212,637
Sunoco LP
6.00%, 04/15/27 ................. 42 42,787
5.88%, 03/15/28 ................. 185 186,850
Tallgrass Energy Partners LP
(b)
6.00%, 03/01/27 ................. 96 95,631
6.00%, 12/31/30 ................. 66 64,043
6.00%, 09/01/31 ................. 241 232,023
Tap Rock Resources LLC, 7.00%, 10/01/26
(b)
2,035 2,106,469
Targa Resources Corp., 4.95%, 04/15/52 .. 545 555,253
TerraForm Power Operating LLC
(b)
4.25%, 01/31/23 ................. 16 15,960
5.00%, 01/31/28 ................. 14 13,941
4.75%, 01/15/30 ................. 254 247,726
Venture Global Calcasieu Pass LLC
(b)
3.88%, 08/15/29 ................. 1,648 1,602,070
4.13%, 08/15/31 ................. 1,908 1,872,034
3.88%, 11/01/33 ................. 3,387 3,238,819
Western Midstream Operating LP
4.75%, 08/15/28 ................. 59 60,896
4.55%, 02/01/30
(h)
................ 183 182,085
5.45%, 04/01/44 ................. 660 669,081
5.30%, 03/01/48 ................. 623 616,770
5.50%, 08/15/48 ................. 184 181,700
5.75%, 02/01/50
(h)
................ 2,183 2,128,425
74,561,051
Personal Products — 0.1%
(b)
Coty, Inc., 4.75%, 01/15/29 ........... 342 319,125
Prestige Brands, Inc., 3.75%, 04/01/31 .... 297 265,073
584,198
Pharmaceuticals — 1.9%
Bausch Health Americas, Inc., 8.50%,
01/31/27
(b)
.................... 868 865,630
Bausch Health Cos., Inc.
(b)
9.00%, 12/15/25 ................. 332 343,977
6.13%, 02/01/27 ................. 295 296,870
7.00%, 01/15/28 ................. 976 873,793
4.88%, 06/01/28 ................. 204 195,330
5.00%, 02/15/29 ................. 250 194,751
6.25%, 02/15/29 ................. 119 97,580

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
7.25%, 05/30/29 ................. USD 775 $ 661,021
5.25%, 02/15/31 ................. 51 39,697
Catalent Pharma Solutions, Inc.
(b)
5.00%, 07/15/27 ................. 5 5,059
3.13%, 02/15/29 ................. 291 264,494
3.50%, 04/01/30 ................. 1,152 1,051,200
Cheplapharm Arzneimittel GmbH, 5.50%,
01/15/28
(b)
.................... 480 464,395
Elanco Animal Health, Inc., 6.40%, 08/28/28
(h)
14 15,015
Embecta Corp.
(b)
5.00%, 02/15/30 ................. 218 205,619
6.75%, 02/15/30 ................. 347 347,867
Endo DAC, 9.50%, 07/31/27
(b)
......... 929 815,198
Endo Luxembourg Finance Co. I SARL, 6.13%,
04/01/29
(b)
.................... 949 865,962
Jazz Securities DAC, 4.38%, 01/15/29
(b)
... 965 934,844
Organon & Co.
(b)
4.13%, 04/30/28 ................. 814 775,502
5.13%, 04/30/31 ................. 1,528 1,474,520
P&L Development LLC, 7.75%, 11/15/25
(b)
.. 505 464,600
Par Pharmaceutical, Inc., 7.50%, 04/01/27
(b)
3,280 3,060,732
Teva Pharmaceutical Finance Netherlands III
BV, 7.13%, 01/31/25 ............. 287 300,116
14,613,772
Professional Services — 0.5%
(b)
AMN Healthcare, Inc., 4.00%, 04/15/29 ... 153 141,724
CoreLogic, Inc., 4.50%, 05/01/28 ....... 1,879 1,771,521
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 1,312 1,233,280
KBR, Inc., 4.75%, 09/30/28 ........... 305 297,357
Science Applications International Corp.,
4.88%, 04/01/28 ................ 279 274,910
3,718,792
Real Estate Management & Development — 0.4%
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28
(b)
............... 473 494,285
Five Point Operating Co. LP, 7.88%, 11/15/25
(b)
274 280,384
Forestar Group, Inc., 3.85%, 05/15/26
(b)
... 204 190,230
Howard Hughes Corp. (The)
(b)
4.13%, 02/01/29 ................. 469 440,044
4.38%, 02/01/31 ................. 348 327,120
Kennedy-Wilson, Inc., 4.75%, 02/01/30 ... 281 267,206
Realogy Group LLC
(b)
5.75%, 01/15/29 ................. 520 490,100
5.25%, 04/15/30 ................. 315 289,800
WeWork Cos. LLC, 5.00%, 07/10/25
(b)
.... 699 587,586
3,366,755
Road & Rail — 1.1%
Albion Financing 1 SARL, 6.13%, 10/15/26
(b)
389 375,385
Avis Budget Car Rental LLC, 5.38%, 03/01/29
(b)
211 207,881
Hertz Corp. (The)
(b)
4.63%, 12/01/26 ................. 287 268,008
5.00%, 12/01/29 ................. 459 415,395
NESCO Holdings II, Inc., 5.50%, 04/15/29
(b)
. 441 433,283
PECF USS Intermediate Holding III Corp.,
8.00%, 11/15/29
(b)
............... 508 490,220
Uber Technologies, Inc.
7.50%, 05/15/25
(b)
................ 492 513,402
0.00%, 12/15/25
(i)(j)
............... 621 555,795
8.00%, 11/01/26
(b)
................ 580 616,366
7.50%, 09/15/27
(b)
................ 1,216 1,296,572
6.25%, 01/15/28
(b)
................ 1,875 1,938,638
4.50%, 08/15/29
(b)
................ 1,409 1,320,937
8,431,882
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment — 0.1%
(b)
Entegris, Inc., 4.38%, 04/15/28 ........ USD 163 $ 157,703
ON Semiconductor Corp., 3.88%, 09/01/28 . 452 431,660
Synaptics, Inc., 4.00%, 06/15/29 ........ 378 356,265
945,628
Software — 2.2%
Boxer Parent Co., Inc.
(b)
7.13%, 10/02/25 ................. 864 895,571
9.13%, 03/01/26 ................. 1,656 1,705,680
Camelot Finance SA, 4.50%, 11/01/26
(b)
... 221 214,923
Castle US Holding Corp., 9.50%, 02/15/28
(b)
267 265,056
Change Healthcare Holdings LLC, 5.75%,
03/01/25
(b)
.................... 1,657 1,657,000
Clarivate Science Holdings Corp.
(b)
3.88%, 07/01/28 ................. 436 415,844
4.88%, 07/01/29 ................. 1,869 1,758,374
Condor Merger Sub, Inc., 7.38%, 02/15/30
(b)
1,238 1,187,539
Consensus Cloud Solutions, Inc.
(b)
6.00%, 10/15/26 ................. 159 157,807
6.50%, 10/15/28 ................. 146 145,076
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 207 189,923
Elastic NV, 4.13%, 07/15/29
(b)
......... 794 738,388
Fair Isaac Corp., 4.00%, 06/15/28
(b)
...... 552 534,402
Helios Software Holdings, Inc., 4.63%,
05/01/28
(b)
.................... 673 618,359
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
.... 899 874,754
Minerva Merger Sub, Inc., 6.50%, 02/15/30
(b)
1,240 1,202,955
NCR Corp.
(b)
5.75%, 09/01/27 ................. 250 250,000
5.00%, 10/01/28 ................. 172 164,690
5.13%, 04/15/29 ................. 294 282,634
6.13%, 09/01/29 ................. 39 39,097
Nuance Communications, Inc., 5.63%,
12/15/26 ..................... 327 336,199
Open Text Corp., 3.88%, 12/01/29
(b)
..... 356 338,200
Open Text Holdings, Inc., 4.13%, 02/15/30
(b)
432 409,620
PTC, Inc.
(b)
3.63%, 02/15/25 ................. 16 15,820
4.00%, 02/15/28 ................. 290 282,538
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
1,245 1,254,356
Veritas US, Inc., 7.50%, 09/01/25
(b)
...... 866 821,579
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
795 726,650
17,483,034
Specialty Retail — 2.8%
Arko Corp., 5.13%, 11/15/29
(b)
......... 406 369,460
Asbury Automotive Group, Inc.
4.50%, 03/01/28 ................. 208 199,805
4.75%, 03/01/30 ................. 186 175,537
5.00%, 02/15/32
(b)
................ 357 331,846
Bath & Body Works, Inc., 7.60%, 07/15/37 . 140 145,250
Carvana Co.
(b)
5.50%, 04/15/27 ................. 505 450,712
4.88%, 09/01/29 ................. 462 381,536
eG Global Finance plc
(b)
6.75%, 02/07/25 ................. 867 864,833
8.50%, 10/30/25 ................. 399 408,476
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
65 60,531
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
.. 463 428,743
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
220 206,800
L Brands, Inc.
6.88%, 11/01/35 ................. 752 774,560
6.75%, 07/01/36 ................. 119 121,188
LBM Acquisition LLC, 6.25%, 01/15/29
(b)
... 937 877,651
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(b)
.................... 571 539,298

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Lithia Motors, Inc., 3.88%, 06/01/29
(b)
..... USD 267 $ 252,379
Murphy Oil USA, Inc., 4.75%, 09/15/29 .... 440 436,292
Penske Automotive Group, Inc.
3.50%, 09/01/25 ................. 286 283,855
3.75%, 06/15/29 ................. 140 125,240
PetSmart, Inc.
(b)
4.75%, 02/15/28 ................. 1,567 1,514,357
7.75%, 02/15/29 ................. 3,531 3,645,757
Sonic Automotive, Inc., 4.63%, 11/15/29
(b)
.. 129 116,100
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
............... 553 562,290
SRS Distribution, Inc.
(b)
4.63%, 07/01/28 ................. 1,790 1,709,826
6.13%, 07/01/29 ................. 1,517 1,399,432
6.00%, 12/01/29 ................. 944 873,200
Staples, Inc.
(b)
7.50%, 04/15/26 ................. 2,244 2,179,160
10.75%, 04/15/27 ................ 369 328,410
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
.. 1,836 1,739,775
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b)(g)
........... 413 405,773
21,908,072
Technology Hardware, Storage & Peripherals — 0.0%
Xerox Corp., 4.80%, 03/01/35 ......... 98 84,868
Textiles, Apparel & Luxury Goods — 0.2%
(b)
Crocs, Inc.
4.25%, 03/15/29 ................. 314 277,890
4.13%, 08/15/31 ................. 880 743,600
Kontoor Brands, Inc., 4.13%, 11/15/29 .... 224 204,960
Levi Strauss & Co., 3.50%, 03/01/31 ..... 219 200,551
William Carter Co. (The), 5.50%, 05/15/25 .. 69 71,105
Wolverine World Wide, Inc., 4.00%, 08/15/29 209 185,487
1,683,593
Thrifts & Mortgage Finance — 0.4%
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
... 781 805,719
Home Point Capital, Inc., 5.00%, 02/01/26
(b)
. 388 317,892
Ladder Capital Finance Holdings LLLP
(b)
4.25%, 02/01/27 ................. 683 654,562
4.75%, 06/15/29 ................. 286 269,734
MGIC Investment Corp., 5.25%, 08/15/28 .. 241 238,086
Nationstar Mortgage Holdings, Inc.
(b)
6.00%, 01/15/27 ................. 231 235,066
5.13%, 12/15/30 ................. 158 146,150
5.75%, 11/15/31 ................. 222 211,723
Rocket Mortgage LLC, 2.88%, 10/15/26
(b)
.. 288 264,426
3,143,358
Trading Companies & Distributors — 0.5%
Beacon Roofing Supply, Inc., 4.13%, 05/15/29
(b)
199 183,838
Fortress Transportation & Infrastructure
Investors LLC
(b)
6.50%, 10/01/25 ................. 130 129,025
9.75%, 08/01/27 ................. 79 82,536
5.50%, 05/01/28 ................. 584 530,944
Foundation Building Materials, Inc., 6.00%,
03/01/29
(b)
.................... 360 324,000
H&E Equipment Services, Inc., 3.88%,
12/15/28
(b)
.................... 75 70,312
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
.... 138 139,932
Imola Merger Corp., 4.75%, 05/15/29
(b)
.... 1,111 1,069,849
United Rentals North America, Inc., 5.25%,
01/15/30 ..................... 30 30,938
WESCO Distribution, Inc.
(b)
7.13%, 06/15/25 ................. 205 213,266
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
7.25%, 06/15/28 ................. USD 832 $ 883,696
3,658,336
Wireless Telecommunication Services — 1.4%
Connect Finco SARL, 6.75%, 10/01/26
(b)
... 4,221 4,294,403
Ligado Networks LLC, 15.50%, (15.50% Cash
or 15.50% PIK), 11/01/23
(b)(f)(g)
........ 1,228 852,571
Rogers Communications, Inc., 4.55%,
03/15/52
(b)
.................... 1,084 1,077,667
Sprint Corp.
7.88%, 09/15/23 ................. 50 53,125
7.13%, 06/15/24 ................. 183 196,276
7.63%, 03/01/26 ................. 301 339,772
T-Mobile USA, Inc.
2.63%, 02/15/29 ................. 408 372,394
2.88%, 02/15/31 ................. 1,322 1,191,030
3.50%, 04/15/31 ................. 858 807,361
3.50%, 04/15/31
(b)
................ 728 685,033
Vmed O2 UK Financing I plc
(b)
4.25%, 01/31/31 ................. 413 377,738
4.75%, 07/15/31 ................. 817 770,023
11,017,393
Total Corporate Bonds — 82.2%
(Cost: $673,304,139) ............................. 644,122,370
Floating Rate Loan Interests
Aerospace & Defense — 0.5%
(f)
Cobham Ultra U.S. Co., Term Loan, (LIBOR
USD 1 Month + 0.00%), 0.00%
,
 11/17/28 . 178 175,850
Peraton Corp., 1st Lien Term Loan B, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 02/01/28 2,612 2,590,372
Peraton Corp., 2nd Lien Term Loan B1, (LIBOR
USD 1 Month + 7.75%), 8.50%
,
 02/01/29 562 556,617
Sequa Mezzanine Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.75%
,
 11/28/23 ................. 203 202,716
Spirit Aerosystems, Inc., Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.25%
,
 01/15/25 345 344,079
3,869,634
Air Freight & Logistics — 0.0%
AIT Worldwide Logistics Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 4.75%),
5.50%
,
 04/06/28
(f)
................ 223 220,818
Airlines — 0.5%
(f)
AAdvantage Loyality IP Ltd., Term Loan,
04/20/28
(k)
..................... 1,267 1,281,635
Air Canada, Term Loan, (LIBOR USD 3 Month
+ 3.50%), 4.25%
,
 08/11/28 .......... 719 711,508
SkyMiles IP Ltd., Term Loan, (LIBOR USD 3
Month + 3.75%), 4.75%
,
 10/20/27 ..... 538 554,727
United Airlines, Inc., Term Loan B, (LIBOR USD
3 Month + 3.75%), 4.50%
,
 04/21/28 .... 1,269 1,252,262
3,800,132
Auto Components — 0.0%
Clarios Global LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.71%
,
 04/30/26
(f)
370 365,075
Automobiles — 0.0%
Dealer Tire LLC, Term Loan B1, (LIBOR USD 1
Month + 4.25%), 4.71%
,
 12/12/25
(f)
..... 125 124,338

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Beverages — 0.1%
(f)
Naked Juice LLC, 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.25%), 3.90%
,
 01/24/29 USD 489 $ 480,742
Naked Juice LLC, 2nd Lien Term Loan, (LIBOR
USD 3 Month + 6.00%), 6.65%
,
 01/24/30 69 68,655
Naked Juice LLC, Delayed Draw 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.25%),
3.75%
,
 01/24/29 ................. 28 27,735
577,132
Building Products — 0.1%
(f)
CP Atlas Buyer, Inc., Term Loan B, (LIBOR
USD 1 Month + 3.75%), 4.25%
,
 11/23/27 . 166 161,378
CPG International LLC, Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.25%
,
 05/05/24 178 176,469
Griffon Corp., Term Loan B, (LIBOR USD 3
Month + 2.75%), 3.27%
,
 01/24/29 ..... 200 197,688
535,535
Chemicals — 0.3%
(f)
Alpha 3 BV, Term Loan, (LIBOR USD 1 Month
+ 2.50%), 3.00%
,
 03/18/28 .......... 920 906,937
ARC Falcon I, Inc., Delayed Draw Term Loan,
09/30/28
(k)
..................... 54 52,197
ARC Falcon I, Inc., Term Loan, (LIBOR USD 1
Month + 3.75%), 4.25%
,
 09/30/28 ..... 366 356,655
Ascend Performance Materials Operations
LLC, Term Loan, (LIBOR USD 3 Month +
4.75%), 5.76%
,
 08/27/26 ........... 594 591,150
Momentive Performance Materials, Inc., 1st
Lien Term Loan, (LIBOR USD 1 Month +
3.25%), 3.70%
,
 05/15/24 ........... 124 122,169
WR Grace Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.81%
,
 09/22/28 650 643,866
2,672,974
Commercial Services & Supplies — 0.6%
(f)
Amentum Government Services Holdings LLC,
1st Lien Term Loan, (LIBOR USD 3 Month +
4.00%), 4.50% - 4.78%
,
 02/15/29 ...... 305 301,569
Brand Energy & Infrastructure Services, Inc.,
Term Loan, (LIBOR USD 3 Month + 4.25%),
5.25% - 5.26%
,
 06/21/24 ........... 3,587 3,416,138
Propulsion (BC) Finco, Term Loan, 02/10/29
(k)
450 447,471
TruGreen Ltd. Partnership, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 8.50%),
9.25%
,
 11/02/28
(l)
................ 275 275,687
4,440,865
Communications Equipment — 0.1%
Viasat, Inc., Term Loan, (LIBOR USD 1 Month
+ 4.50%), 5.00%
,
 03/02/29
(f)
......... 843 838,007
Construction Materials — 0.1%
(f)
Foundation Building Materials, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.25%),
3.75%
,
 01/31/28 ................. 201 197,564
Smyrna Ready Mix Concrete LLC, Term Loan,
04/01/29
(k)(l)
..................... 221 217,685
415,249
Security
Par (000)
Par (000) Value
Containers & Packaging — 0.1%
(f)
Charter NEX US, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.50%
,
 12/01/27 ................. USD 126 $ 124,810
Mauser Packaging Solutions Holding Co.,
Term Loan, (LIBOR USD 1 Month + 3.25%),
3.71%
,
 04/03/24 ................. 1,006 990,899
1,115,709
Diversified Consumer Services — 0.1%
(f)
Amentum Government Services Holdings LLC,
1st Lien Term Loan, (LIBOR USD 1 Month +
3.50%), 3.96%
,
 01/29/27 ........... 112 110,418
Ascend Learning LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
6.25%
,
 12/10/29 ................. 284 281,870
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%
,
 06/21/27 388 401,878
Sotheby's, Term Loan, (LIBOR USD 3 Month +
4.50%), 5.00%
,
 01/15/27 ........... 248 247,410
1,041,576
Diversified Financial Services — 1.2%
(f)
Acuris Finance US, Inc., Term Loan, (LIBOR
USD 1 Month + 4.00%), 4.50%
,
 02/16/28 194 191,618
Advisor Group Holdings, Inc., Term Loan B1,
07/31/26
(k)
..................... 132 131,213
Clydesdale Acquisition Holdings, Inc., Term
Loan, 03/30/29
(k)
................. 371 364,815
Connect Finco SARL, Term Loan, (LIBOR USD
1 Month + 3.50%), 4.50%
,
 12/11/26 .... 271 268,571
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 04/09/27 ................. 340 338,336
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 6.75%),
7.50%
,
 04/07/28
(l)
................ 426 424,935
EP Purchaser LLC, 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.50%), 4.51%
,
 11/06/28 . 343 340,075
Gainwell Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.00%),
5.01%
,
 10/01/27
(l)
................ 2,027 2,021,827
Grab Holdings, Inc., Term Loan, (LIBOR USD 3
Month + 4.50%), 5.50%
,
 01/29/26 ..... 315 306,950
LBM Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 0.00%),
4.50%
,
 12/17/27 ................. 90 87,211
Lealand Finance Co. BV, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.21%
,
 06/28/24
(l)
25 14,719
Mercury Borrower, Inc., 1st Lien Term Loan,
08/02/28
(k)
..................... 332 329,261
Mercury Borrower, Inc., 2nd Lien Term Loan,
08/02/29
(k)(l)
..................... 378 374,130
PECF USS Intermediate Holding III Corp.,
Term Loan, (LIBOR USD 3 Month + 4.25%),
4.76%
,
 12/15/28 ................. 1,896 1,875,577
Proofpoint, Inc., 2nd Lien Term Loan, (LIBOR
USD 3 Month + 6.25%), 6.76%
,
 08/31/29 715 710,753
Radiate Holdco LLC, Term Loan, (LIBOR USD
1 Month + 3.25%), 4.00%
,
 09/25/26 .... 97 95,827
Veritas US, Inc., Term Loan B, 09/01/25
(k)
... 750 699,581
White Cap Supply Holdings LLC, Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.25%
,
 10/19/27 ................. 882 870,444
9,445,843

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services — 0.3%
(f)
Altice Financing SA, Term Loan, (LIBOR USD 3
Month + 2.75%), 2.99%
,
 07/15/25 ..... USD 62 $ 60,056
Altice France SA, Term Loan B13, (LIBOR USD
3 Month + 4.00%), 4.51%
,
 08/14/26 .... 284 278,113
Cincinnati Bell, Inc., Term Loan B2, (LIBOR
USD 3 Month + 3.25%), 4.05%
,
 11/22/28 . 198 195,139
Frontier Communications Holdings LLC, Term
Loan B, (LIBOR USD 3 Month + 3.75%),
4.81%
,
 05/01/28 ................. 522 513,033
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.46%
,
 03/09/27 1,007 979,525
2,025,866
Electrical Equipment — 0.1%
MH Sub I LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 3.96%
,
 09/13/24
(f)
415 409,325
Electronic Equipment, Instruments & Components — 0.0%
II-VI, Inc., Term Loan B, 12/08/28
(f)(k)(l)
..... 309 306,933
Entertainment — 0.1%
(f)
AMC Entertainment Holdings, Inc., Term
Loan B1, (LIBOR USD 1 Month + 3.00%),
3.35%
,
 04/22/26 ................. 535 475,589
MSG National Properties LLC, Term
Loan, (LIBOR USD 3 Month + 6.25%),
7.00%
,
 11/12/25
(l)
................ 648 644,561
Renaissance Holding Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.71%
,
 05/30/25 ................. 9 8,532
1,128,682
Health Care Equipment & Supplies — 0.1%
(f)
Chariot Buyer LLC, 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.50%), 4.51%
,
 11/03/28 . 831 819,841
Embecta Corp., 1st Lien Term Loan B, (LIBOR
USD 3 Month + 0.00%), 0.00%
,
 01/26/29 12 11,570
831,411
Health Care Providers & Services — 0.2%
(f)
Envision Healthcare Corp., Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.21%
,
 10/10/25 1,036 685,511
LifePoint Health, Inc., 1st Lien Term Loan
B, (LIBOR USD 1 Month + 3.75%),
4.20%
,
 11/16/25 ................. 177 175,896
Ortho-Clinical Diagnostics, Inc., Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.23%
,
 06/30/25 ................. 139 138,791
Quorum Health Corp., Term Loan, (LIBOR USD
3 Month + 7.75%), 8.75%
,
 04/29/25
(l)
... 491 434,236
WCG Purchaser Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
5.01%
,
 01/08/27 ................. 313 311,719
1,746,153
Health Care Technology — 1.0%
(f)
Athenahealth Group Inc., Term Loan, (LIBOR
USD 1 Month + 3.50%), 4.00%
,
 02/15/29 3,957 3,908,818
Athenahealth, Inc., Delayed Draw Term Loan,
02/15/29
(k)
..................... 671 662,511
Polaris Newco LLC, 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.00%),
4.50%
,
 06/02/28 ................. 895 887,678
Security
Par (000)
Par (000) Value
Health Care Technology (continued)
Verscend Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 4.00%), 4.46%
,
 08/27/25 USD 2,578 $ 2,564,732
8,023,739
Hotels, Restaurants & Leisure — 0.3%
(f)
Fertitta Entertainment LLC, Term Loan
B, (LIBOR USD 1 Month + 4.00%),
4.50%
,
 01/27/29 ................. 1,290 1,281,688
Golden Nugget Online Gaming, Inc., Term
Loan, (LIBOR USD 1 Month + 12.00%),
13.00%
,
 10/04/23
(l)
................ 87 91,799
IRB Holding Corp., Term Loan B, (LIBOR USD
3 Month + 3.00%), 3.75%
,
 12/15/27 .... 654 650,025
Life Time, Inc., Term Loan, (LIBOR USD 3
Month + 4.75%), 5.75%
,
 12/16/24 ..... 154 152,784
Raptor Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.00%),
4.93%
,
 11/01/26 ................. 116 114,951
2,291,247
Household Durables — 0.1%
(f)
Hunter Douglas Holding BV, Term Loan
B1, (LIBOR USD 3 Month + 3.50%),
4.00%
,
 02/26/29 ................. 477 466,864
SWF Holdings I Corp., 1st Lien Term Loan,
10/06/28
(k)
..................... 717 693,821
1,160,685
Independent Power and Renewable Electricity Producers — 0.0%
Calpine Corp., Term Loan, (LIBOR USD 1
Month + 2.00%), 2.46%
,
 08/12/26
(f)
..... 26 25,149
Industrial Conglomerates — 0.1%
AVSC Holding Corp., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.25%),
8.25%
,
 09/01/25
(f)
................ 504 425,925
Insurance — 0.3%
(f)
Alliant Holdings Intermediate LLC, Term
Loan B4, (LIBOR USD 1 Month + 3.50%),
4.00%
,
 11/05/27 ................. 498 493,699
AssuredPartners, Inc., Term Loan, (LIBOR USD
1 Month + 3.50%), 4.00%
,
 02/12/27 .... 476 470,050
Asurion LLC, Term Loan B8, (LIBOR USD 1
Month + 3.25%), 3.71%
,
 12/23/26 ..... 115 112,783
Ryan Specialty Group LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.75%
,
 09/01/27 312 309,644
Sedgwick Claims Management Services, Inc.,
Term Loan
(LIBOR USD 1 Month + 3.25%),
3.71%, 12/31/25 ............... 195 192,520
(LIBOR USD 1 Month + 3.75%),
4.21%, 09/03/26 ............... 362 358,945
(LIBOR USD 1 Month + 4.25%),
5.25%, 09/03/26 ............... 135 134,334
2,071,975
Interactive Media & Services — 0.0%
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 10/30/26
(f)
................ 211 209,081
Internet & Direct Marketing Retail — 0.1%
CNT Holding I Corp., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.50%),
4.25%
,
 11/08/27
(f)
................ 383 380,655

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
IT Services — 0.1%
(f)
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
8.75%
,
 07/31/28 ................. USD 156 $ 158,925
Epicor Software Corp., Term Loan C, (LIBOR
USD 1 Month + 3.25%), 4.00%
,
 07/30/27 426 421,679
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 3.96%
,
 02/12/27 ........... 288 282,319
TierPoint LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 05/05/26 190 187,922
1,050,845
Machinery — 0.5%
(f)
Filtration Group Corp., Term Loan, (LIBOR USD
1 Month + 3.50%), 4.00%
,
 10/21/28 .... 511 504,336
Husky Injection Molding Systems Ltd., Term
Loan, 03/28/25
(k)
................. 1,912 1,867,352
MHI Holdings LLC, Term Loan, (LIBOR USD 1
Month + 5.00%), 5.46%
,
 09/21/26 ..... 702 698,663
SPX Flow, Inc., Term Loan, 03/16/29
(k)
..... 857 834,144
3,904,495
Media — 0.6%
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
3.80%
,
 08/21/26
(f)
................ 1,923 1,888,504
DirectTV Financing LLC, Term Loan, (LIBOR
USD 1 Month + 5.00%), 5.75%
,
 08/02/27
(f)
1,485 1,482,077
Intelsat Jackson Holdings SA, Term Loan B
(f)
(LIBOR USD 3 Month + 4.25%),
5.00%, 02/01/29 ............... 845 829,835
(LIBOR USD 3 Month + 4.25%), 5.00% -
7.80%, 02/01/29 ............... 2 1,485
Intelsat Jackson Holdings SA, Term Loan B4,
(LIBOR USD 3 Month + 4.25%), 5.00% -
8.55%
,
 02/01/29
(f)
................ 1 1,407
Intelsat Jackson Holdings SA, Term Loan B5,
5.00% - 8.43%
,
 02/01/29
(m)
.......... 8 7,726
Learfield Communications LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
4.25%
,
 12/01/23
(f)
................ 122 115,352
4,326,386
Metals & Mining — 0.0%
Grinding Media, Inc., 1st LienTerm Loan,
(LIBOR USD 3 Month + 4.00%),
4.80%
,
 10/12/28
(f)
................ 211 208,567
Oil, Gas & Consumable Fuels — 0.7%
(f)
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, 11/01/25
(k)(l)
......... 4,276 4,565,038
Freeport LNG investments LLLP, Term
Loan B, (LIBOR USD 3 Month + 3.50%),
4.00%
,
 12/21/28 ................. 594 589,288
5,154,326
Pharmaceuticals — 0.1%
(f)
Endo Luxembourg Finance Co. I SARL, Term
Loan, (LIBOR USD 1 Month + 5.00%),
5.75%
,
 03/27/28 ................. 946 883,637
Medical Solutions Holdings, Inc., 2nd Lien
Term Loan, (LIBOR USD 3 Month + 7.00%),
7.50%
,
 11/01/29 ................. 260 249,600
1,133,237
Security
Par (000)
Par (000) Value
Professional Services — 0.1%
(f)
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.70%
,
 02/06/26 ................. USD 677 $ 670,068
Dun & Bradstreet Corp. (The), Term Loan
B2, (LIBOR USD 1 Month + 3.25%),
3.56%
,
 01/18/29
(l)
................ 423 418,770
1,088,838
Software — 2.2%
(f)
Banff Guarantor, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.50%),
6.00%
,
 02/27/26 ................. 925 914,825
Barracuda Networks, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 6.75%),
7.50%
,
 10/30/28 ................. 327 325,061
Boxer Parent Co., Inc., Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.76%
,
 10/02/25 671 666,141
Cloudera, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.25%
,
 10/08/28 1,571 1,549,399
Cloudera, Inc., 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.00%), 6.50%
,
 10/08/29
(l)
551 541,357
Delta Topco, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 12/01/27 710 697,364
Greeneden US Holdings I LLC, Term Loan,
(LIBOR USD 1 Month + 4.00%), 4.75% -
4.98%
,
 12/01/27 ................. 762 759,806
Helios Software Holdings, Inc., Term
Loan, (LIBOR USD 3 Month + 3.75%),
5.25%
,
 03/11/28 ................. 239 236,914
Magenta Buyer LLC, 1st Lien Term Loan,
(LIBOR USD 3 Month + 5.00%),
5.75%
,
 07/27/28 ................. 1,841 1,824,205
Magenta Buyer LLC, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 8.25%),
9.00%
,
 07/27/29 ................. 830 820,662
McAfee Corp., Term Loan B1, (LIBOR USD 1
Month + 4.00%), 4.50%
,
 03/01/29 ..... 2,411 2,389,904
MH Sub I LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.75%
,
 09/13/24 678 669,605
MH Sub I LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.25%), 6.71%
,
 02/23/29 103 101,841
Planview Parent, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.25%),
8.26%
,
 12/18/28
(l)
................ 288 285,120
Proofpoint, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.25%), 3.76%
,
 08/31/28 501 494,831
RealPage, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.75%
,
 04/24/28 637 628,776
Sabre GLBL, Inc., Term Loan B1, 12/17/27
(k)
228 225,040
Sabre GLBL, Inc., Term Loan B2, 12/17/27
(k)
363 358,726
Sophia LP, 1st Lien Term Loan B, (LIBOR USD
3 Month + 3.25%), 4.26%
,
 10/07/27 .... 1,459 1,443,285
Sovos Compliance LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.50%),
5.00%
,
 08/11/28 ................. 307 305,785
Sovos Compliance LLC, Delayed Draw 1st Lien
Term Loan, 08/11/28
(k)
............. 53 52,939
TIBCO Software, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.71%
,
 03/03/28 ................. 471 469,333
UKG, Inc., 1st Lien Term Loan
(LIBOR USD 3 Month + 3.25%),
4.21%, 05/04/26 ............... 707 700,578

BlackRock High Yield V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Software (continued)
(LIBOR USD 3 Month + 3.75%),
4.76%, 05/04/26 ............... USD 166 $ 165,150
UKG, Inc., 2nd Lien Term Loan, (LIBOR USD 3
Month + 5.25%), 6.21%
,
 05/03/27 ..... 909 900,193
17,526,840
Specialty Retail — 0.2%
(f)
PetSmart LLC, Term Loan, (LIBOR USD 3
Month + 3.75%), 4.50%
,
 02/11/28 ...... 1,128 1,123,625
Staples, Inc., Term Loan B1, (LIBOR USD 3
Month + 5.00%), 5.32%
,
 04/16/26 ..... 282 266,025
1,389,650
Textiles, Apparel & Luxury Goods — 0.2%
Crocs, Inc., Term Loan, (LIBOR USD 3 Month +
3.50%), 4.03% - 4.45%
,
 02/20/29
(f)
..... 1,972 1,920,590
Trading Companies & Distributors — 0.1%
SRS Distribution, Inc., Term Loan, (LIBOR USD
3 Month + 3.50%), 4.00%
,
 06/02/28
(f)
... 580 571,978
Transportation Infrastructure — 0.1%
(f)
KKR Apple Bidco LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.50%
,
 09/22/28 ................. 353 348,094
KKR Apple Bidco LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
6.25%
,
 09/21/29 ................. 56 55,545
403,639
Wireless Telecommunication Services — 0.2%
(f)
Digicel International Finance Ltd., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.25%),
3.50%
,
 05/27/24 ................. 1,220 1,159,342
MetroNet Systems Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
4.50%
,
 06/02/28 ................. 45 44,452
1,203,794
Total Floating Rate Loan Interests — 11.5%
(Cost: $91,241,408) .............................. 90,382,898
Shares
Shares
Investment Companies
Western Midstream Partners LP ......... 4,417 111,397
Total Investment Companies — 0.0%
(Cost: $73,531) ................................ 111,397
Par (000)
Pa r (000)
Capital Trusts
Banks — 0.4%
(e)(f)
Citigroup, Inc.
Series W, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.60%),
4.00% ...................... 295 283,200
Security
Par (000)
Par (000) Value
Banks (continued)
Series Y, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.00%),
4.15% ...................... USD 5 $ 4,684
JPMorgan Chase & Co.
Series Q, (LIBOR USD 3 Month + 3.25%),
5.15% ...................... 190 190,950
Series FF, (SOFR + 3.38%), 5.00% .... 1,199 1,195,013
Series HH, (SOFR + 3.13%), 4.60% .... 426 410,558
Wells Fargo & Co., Series BB, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.45%), 3.90% ............. 710 680,571
2,764,976
Capital Markets — 0.3%
(e)(f)
Charles Schwab Corp. (The), Series H, (US
Treasury Yield Curve Rate T Note Constant
Maturity 10 Year + 3.08%), 4.00% ..... 1,590 1,428,011
Goldman Sachs Group, Inc. (The), Series
R, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%), 4.95% 921 919,250
2,347,261
Consumer Finance — 0.0%
General Motors Financial Co., Inc., Series
C, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.00%), 5.70%
(e)
(f)
............................ 210 220,017
Electric Utilities — 0.1%
Edison International, Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.70%), 5.38%
(e)(f)
............ 900 868,275
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 5.74%),
7.00%
(b)(e)(f)
..................... 516 502,455
Total Capital Trusts — 0.9%
(Cost: $6,996,661) .............................. 6,702,984
Total Long-Term Investments — 97.0%
(Cost: $787,233,718) ............................. 760,220,576
Shares
Shares
Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.21%
(n)(o)
................. 23,817,248 23,817,248
Total Short-Term Securities — 3.0%
(Cost: $23,817,248) .............................. 23,817,248
Total Investments — 100.0%
(Cost: $811,050,966 ) ............................. 784,037,824
Other Assets Less Liabilities — 0.0% ................... 150,109
Net Assets — 100.0% .............................. $ 784,187,933
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Issuer filed for bankruptcy and/or is in default.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Perpetual security with no stated maturity date.

BlackRock High Yield V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
(f)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(g)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)
Convertible security.
(j)
Zero-coupon bond.
(k)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(l)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(m)
Fixed rate.
(n)
Annualized 7-day yield as of period end.
(o)
Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/22
Shares
Held at
03/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,T-Fund,
Institutional Class
(a)
....... $ 37,402,891 $ — $ (13,585,643) $ — $ — $ 23,817,248 23,817,248 $ 1,896 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock High Yield V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Short Contracts
U.S. Treasury 10 Year Note ................................................... 35 06/21/22 $ 4,297 $ 135,029
U.S. Treasury Long Bond .................................................... 1 06/21/22 150 4,451
U.S. Treasury Ultra Bond .................................................... 36 06/21/22 6,382 177,453
$ 316,933
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 247,070 CAD 315,000 UBS AG 06/15/22 $ (4,853)
USD 980,432 EUR 891,000 BNP Paribas SA 06/15/22 (8,029)
USD 101,752 GBP 78,000 Toronto Dominion Bank 06/15/22 (683)
(13,565)
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Lumen Technologies, Inc. 1.00 % Quarterly Barclays Bank plc 12/20/23 NR USD 312 $ (4,878) $ (8,240) $ 3,362
Lumen Technologies, Inc. 1.00 Quarterly Barclays Bank plc 06/20/25 NR USD 567 (33,609) (48,485) 14,876
$ (38,487) $ (56,725) $ 18,238
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Glossary of Terms Used in this Report
Currency Abbreviation
CAD Canadian Dollar
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviation
CDI Crest Depository Interests
DAC Designated Activity Company
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
PIK Payment-In-Kind
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate

BlackRock High Yield V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Building Products ....................................... $ 8,595 $ — $ — $ 8,595
Chemicals ............................................ 1,328,289 — — 1,328,289
Communications Equipment ................................ 107,003 — — 107,003
Electrical Equipment ..................................... 337,034 456,922 — 793,956
Equity Real Estate Investment Trusts (REITs) .................... 3,397,304 — — 3,397,304
Hotels, Restaurants & Leisure .............................. 373,894 — — 373,894
IT Services ........................................... 435,922 — — 435,922
Life Sciences Tools & Services .............................. 1,613,596 — — 1,613,596
Media ............................................... 368,002 — — 368,002
Metals & Mining ........................................ 1,054,638 — — 1,054,638
Oil, Gas & Consumable Fuels ............................... 8,184,863 — — 8,184,863
Road & Rail ........................................... 604,705 — — 604,705
Software ............................................. 630,160 — — 630,160
Corporate Bonds ........................................ — 644,122,370 — 644,122,370
Floating Rate Loan Interests
Aerospace & Defense .................................... — 3,869,634 — 3,869,634
Air Freight & Logistics .................................... — 220,818 — 220,818
Airlines .............................................. — 3,800,132 — 3,800,132
Auto Components ...................................... — 365,075 — 365,075
Automobiles .......................................... — 124,338 — 124,338
Beverages ........................................... — 577,132 — 577,132
Building Products ....................................... — 535,535 — 535,535
Chemicals ............................................ — 2,672,974 — 2,672,974
Commercial Services & Supplies ............................. — 4,165,178 275,687 4,440,865
Communications Equipment ................................ — 838,007 — 838,007
Construction Materials .................................... — 197,564 217,685 415,249
Containers & Packaging .................................. — 1,115,709 — 1,115,709
Diversified Consumer Services .............................. — 1,041,576 — 1,041,576
Diversified Financial Services ............................... — 6,610,232 2,835,611 9,445,843
Diversified Telecommunication Services ........................ — 2,025,866 — 2,025,866

BlackRock High Yield V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Level 1 Level 2 Level 3 Total
Electrical Equipment ..................................... $ — $ 409,325 $ — $ 409,325
Electronic Equipment, Instruments & Components ................. — — 306,933 306,933
Entertainment ......................................... — 484,121 644,561 1,128,682
Health Care Equipment & Supplies ........................... — 831,411 — 831,411
Health Care Providers & Services ............................ — 1,311,917 434,236 1,746,153
Health Care Technology .................................. — 8,023,739 — 8,023,739
Hotels, Restaurants & Leisure .............................. — 2,199,448 91,799 2,291,247
Household Durables ..................................... — 1,160,685 — 1,160,685
Independent Power and Renewable Electricity Producers ............ — 25,149 — 25,149
Industrial Conglomerates .................................. — 425,925 — 425,925
Insurance ............................................ — 2,071,975 — 2,071,975
Interactive Media & Services ............................... — 209,081 — 209,081
Internet & Direct Marketing Retail ............................ — 380,655 — 380,655
IT Services ........................................... — 1,050,845 — 1,050,845
Machinery ............................................ — 3,904,495 — 3,904,495
Media ............................................... — 4,326,386 — 4,326,386
Metals & Mining ........................................ — 208,567 — 208,567
Oil, Gas & Consumable Fuels ............................... — 589,288 4,565,038 5,154,326
Pharmaceuticals ....................................... — 1,133,237 — 1,133,237
Professional Services .................................... — 670,068 418,770 1,088,838
Software ............................................. — 16,700,363 826,477 17,526,840
Specialty Retail ........................................ — 1,389,650 — 1,389,650
Textiles, Apparel & Luxury Goods ............................ — 1,920,590 — 1,920,590
Trading Companies & Distributors ............................ — 571,978 — 571,978
Transportation Infrastructure ............................... — 403,639 — 403,639
Wireless Telecommunication Services ......................... — 1,203,794 — 1,203,794
Investment Companies .................................... 111,397 — — 111,397
Capital Trusts ........................................... — 6,702,984 — 6,702,984
Short-Term Securities ....................................... 23,817,248 — — 23,817,248
$ 42,372,650 $ 731,048,377 $ 10,616,797 $ 784,037,824
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 18,238 $ — $ 18,238
Interest rate contracts ....................................... 316,933 — — 316,933
Liabilities
Foreign currency exchange contracts ............................ — (13,565) — (13,565)
$ 316,933 $ 4,673 $ — $ 321,606
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Floating
Rate
Loan
Interests Total
Investments
Assets
Opening balance, as of December 31, 2021 ................................................................................... $ 2,094,957 $ 2,094,957
Transfers into Level 3 ................................................................................................. 7,655,676 7,655,676
Transfers out of Level 3 ................................................................................................ (210,941) (210,941)
Other ........................................................................................................... — —
Accrued discounts/premiums ............................................................................................. (10,102) (10,102)
Net realized gain .................................................................................................... 707 707
Net change in unrealized depreciation
(a)
..................................................................................... (126,509) (126,509)
Purchases ......................................................................................................... 1,496,371 1,496,371
Sales ............................................................................................................ (283,362) (283,362)
Closing balance, as of March 31, 2022 ......................................................................................
$ 10,616,797 $ 10,616,797
Net change in unrealized depreciation on investments still held at March 31, 2022
(a)
.........................................................
$ (126,509) $ (126,509)
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.